UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                        Washington, DC 20549

                                                FORM N-Q
                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                   MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-01597
                                  ---------------------------

                                   STEWARD FUNDS, INC.
---------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

  5847 SAN FELIPE, SUITE 4100, HOUSTON, TX
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                (Address of principal executive offices)          (Zip code)
  CITI FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OH               43219
---------------------------------------------------------------------------
                  (Name and address of agent for service)
Registrant's telephone number, including area code: 800-262-6631
                                                   --------------

Date of fiscal year end:  April 30
                         --------------------

Date of reporting period: July 31, 2007
                         --------------------

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ([SEC][SEC] 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [SEC] 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
          File the schedules as of the close of the reporting period as set forth in [SEC][SEC] 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 -
12-14]. The schedules need not be audited.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS (94.2%)
AEROSPACE & DEFENSE (4.7%)
American Science & Engineering, Inc.(a)                     300                 $     16,626
Curtiss-Wright Corp.                                      2,500                      108,925
General Dynamics Corp.                                    5,600                      439,936
Goodrich Corp.                                            8,988                      565,435
HEICO Corp.                                               1,350                       54,216
HEICO Corp., Class A                                        600                       19,950
Hexcel Corp.(a)                                           2,400                       52,176
Honeywell International, Inc.                             6,692                      384,857
Lockheed Martin Corp.                                    15,219                    1,498,767
Northrop Grumman Corp.                                    9,380                      713,818
Raytheon Co.                                              2,800                      155,008
Spirit AeroSystems Holdings, Inc., Class A(a)            20,340                      738,342
The Boeing Co.                                           14,219                    1,470,671
United Technologies Corp.                                19,392                    1,415,035
                                                                                ------------
                                                                                   7,633,762
                                                                                ------------
AIR FREIGHT & LOGISTICS (1.0%)
Expeditors International of
Washington, Inc.                                          5,914                      264,238
FedEx Corp.                                               2,600                      287,924
United Parcel Service, Inc., Class B                     13,367                    1,012,149
                                                                                ------------
                                                                                   1,564,311
                                                                                ------------
AIRLINES (0.5%)
AirTran Holdings, Inc.(a)                                 5,050                       49,692
Alaska Air Group, Inc.(a)                                   800                       18,664
Continental Airlines, Inc., Class B(a)                    1,000                       31,510
US Airways Group, Inc.(a)                                21,192                      657,164
                                                                                ------------
                                                                                     757,030
                                                                                ------------
AUTO COMPONENTS (0.4%)
American Axle & Manufacturing
Holdings, Inc.                                            1,850                       44,770
Autoliv, Inc.                                             1,750                       97,878
BorgWarner, Inc.                                          1,200                      103,740
Goodyear Tire & Rubber Co.(a)                             1,700                       48,824
Johnson Controls, Inc.                                    1,480                      167,462
Lear Corp.(a)                                             1,000                       33,580
Magna International, Inc., Class A                          800                       70,168
TRW Automotive Holdings Corp.(a)                          2,100                       69,027
                                                                                ------------
                                                                                     635,449
                                                                                ------------
AUTOMOBILES (0.2%)
Asbury Automotive Group, Inc.                               900                       19,908
DaimlerChrysler AG                                          600                       54,450
Ford Motor Co.(a)                                         4,100                       34,891
General Motors Corp.                                      6,800                      220,320
Harley-Davidson, Inc.                                       500                       28,660
                                                                                ------------
                                                                                     358,229
                                                                                ------------
BEVERAGES (2.0%)
Coca-Cola Co.                                            18,103                      943,347
Coca-Cola Enterprises, Inc.                               5,200                      117,832
Pepsi Bottling Group, Inc.                                1,500                       50,190
PepsiCo, Inc.                                            32,308                    2,120,051
                                                                                ------------
                                                                                   3,231,420
                                                                                ------------
BIOTECHNOLOGY (2.4%)
Amgen, Inc.(a)                                            8,000                      429,920
Biogen Idec, Inc.(a)                                      6,352                      359,142
Celgene Corp.(a)                                         14,178                      858,620
Genentech, Inc.(a)                                       16,528                    1,229,353
Genzyme Corp.(a)                                          2,300                      145,061
Gilead Sciences, Inc.(a)                                 21,371                      795,642
Martek Biosciences Corp.(a)                               2,300                       58,926
PerkinElmer, Inc.                                         4,750                      132,192
                                                                                ------------
                                                                                   4,008,856
                                                                                ------------
BUILDING PRODUCTS (0.3%)
American Standard Cos., Inc.                              3,500                      189,175
Masco Corp.                                              11,510                      313,187
                                                                                ------------
                                                                                     502,362
                                                                                ------------
CAPITAL MARKETS (3.8%)
Ameriprise Financial, Inc.                                3,080                      185,632
Bank of New York Mellon Corp.                             9,656                      410,881
Cohen & Steers, Inc.                                        800                       27,560
Deutsche Bank AG, Registered                                500                       68,140
E*TRADE Financial Corp.(a)                                3,800                       70,376
Franklin Resources, Inc.                                  1,140                      145,202
Goldman Sachs Group, Inc.                                 5,130                      966,184
Investment Technology Group, Inc.(a)                        700                       27,972
Lehman Brothers Holdings, Inc.                            7,880                      488,560
Merrill Lynch & Co., Inc.                                21,649                    1,606,356
Morgan Stanley                                           19,420                    1,240,355
Northern Trust Corp.                                      3,300                      206,118
optionsXpress Holdings, Inc.                              6,100                      152,561
Raymond James Financial, Inc.                             1,900                       58,273
State Street Corp.                                        2,327                      155,952
UBS AG, ADR                                               5,430                      299,030
Waddell & Reed Financial, Inc., Class A                   3,100                       78,151
                                                                                ------------
                                                                                   6,187,303
                                                                                ------------
CHEMICALS (1.7%)
Air Products & Chemicals, Inc.                            1,910                      164,967
Albemarle Corp.                                           3,800                      152,874
Ashland, Inc.                                             3,700                      225,922
Celanese Corp., Series A                                  3,300                      123,750
Dow Chemical Co.                                          9,200                      400,016
E.I. Du Pont De Nemours & Co.                            12,300                      574,779
FMC Corp.                                                   800                       71,304
Hercules, Inc.(a)                                         2,800                       58,128
Lubrizol Corp.                                            2,300                      144,118
PPG Industries, Inc.                                      3,910                      298,215
Praxair, Inc.                                             2,240                      171,629
Rohm & Haas Co.                                           2,900                      163,908
RPM International, Inc.                                   1,600                       37,616
Syngenta AG, ADR                                          4,480                      168,851
                                                                                ------------
                                                                                   2,756,077
                                                                                ------------
COMMERCIAL BANKS (1.2%)
BB&T Corp.                                                1,000                       37,420
Comerica, Inc.                                            2,400                      126,384
CVB Financial Corp.                                       1,700                       16,643
Fifth Third Bancorp                                       1,900                       70,091
KeyCorp                                                   4,200                      145,698
National City Corp.                                       7,150                      210,138
PNC Financial Services Group, Inc.                        2,830                      188,620
PrivateBancorp, Inc.                                      3,450                       93,150
Smithtown Bancorp, Inc.                                     100                        2,325
SunTrust Banks, Inc.                                      3,490                      273,267
U.S. Bancorp                                              5,927                      177,514
UnionBanCal Corp.                                         1,400                       77,364
Wachovia Corp.                                            5,400                      254,934

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED
COMMERCIAL BANKS -- CONTINUED
Wells Fargo & Co.                                         6,900                 $    233,013
                                                                                ------------
                                                                                   1,906,561
                                                                                ------------
COMMERCIAL SERVICES & SUPPLIES (0.7%)
ABM Industries, Inc.                                      1,200                       30,192
American Reprographics Co.(a)                             4,000                       99,680
Avery Dennison Corp.                                      1,700                      104,278
Complete Production Services, Inc.(a)                     1,200                       27,828
Equifax, Inc.                                             1,151                       46,573
ICT Group, Inc.(a)                                        2,600                       41,054
Kforce, Inc.(a)                                           4,900                       71,001
Knoll, Inc.                                               1,300                       25,753
Manpower, Inc.                                            2,100                      166,005
Mobile Mini, Inc.(a)                                      1,300                       37,141
Oil States International, Inc.(a)                           800                       34,992
Pitney Bowes, Inc.                                        2,000                       92,200
R.R. Donnelley & Sons Co.                                 3,000                      126,780
The Advisory Board Co.(a)                                 1,000                       51,490
The Brink's Co.                                           1,100                       67,265
The Dun & Bradstreet Corp.                                  600                       58,656
United Stationers, Inc.(a)                                1,200                       76,488
                                                                                ------------
                                                                                   1,157,376
                                                                                ------------
COMMUNICATIONS EQUIPMENT (3.3%)
Cisco Systems, Inc.(a)                                   82,214                    2,376,807
Comtech Telecommunications Corp.(a)                       1,150                       49,991
Corning, Inc.(a)                                         21,970                      523,765
Foundry Networks, Inc.(a)                                 4,000                       70,360
Juniper Networks, Inc.(a)                                 2,500                       74,900
QUALCOMM, Inc.                                           48,422                    2,016,776
Riverbed Technology, Inc.(a)                              5,177                      228,616
Superior Essex, Inc.(a)                                     900                       31,365
UTStarcom, Inc.(a)                                        8,500                       27,370
                                                                                ------------
                                                                                   5,399,950
                                                                                ------------
COMPUTERS & PERIPHERALS (4.2%)
Apple Computer, Inc.(a)                                   7,357                      969,358
Brocade Communications Systems, Inc.(a)                  54,306                      382,314
Dell, Inc.(a)                                            20,900                      584,573
EMC Corp.(a)                                              2,300                       42,573
Hewlett-Packard Co.                                      52,781                    2,429,510
International Business Machines Corp.                    11,500                    1,272,475
Komag, Inc.(a)                                              600                       19,206
Lexmark International, Inc., Class A(a)                   2,700                      106,758
NCR Corp.(a)                                              1,700                       88,774
SanDisk Corp.(a)                                         11,264                      604,088
Seagate Technology, Inc.(a)                               2,900                            0
Stratasys, Inc.(a)                                        1,900                       83,619
Sun Microsystems, Inc.(a)                                50,400                      257,040
Western Digital Corp.(a)                                  3,600                       76,860
                                                                                ------------
                                                                                   6,917,148
                                                                                ------------
CONSTRUCTION & ENGINEERING (1.0%)
EMCOR Group, Inc.(a)                                      2,400                       86,160
Fluor Corp.                                               7,255                      838,025
Foster Wheeler Ltd.(a)                                    5,557                      624,551
Granite Construction, Inc.                                  600                       38,994
Perini Corp.(a)                                             700                       42,987
URS Corp.(a)                                              1,400                       68,964
                                                                                ------------
                                                                                   1,699,681
                                                                                ------------
CONSUMER FINANCE (0.9%)
American Express Co.                                     23,048                    1,349,230
Discover Financial Services(a)                            4,200                       96,810
                                                                                ------------
                                                                                   1,446,040
                                                                                ------------
CONTAINERS & PACKAGING (0.3%)
Bemis Co., Inc.                                           1,400                       41,258
Crown Holdings, Inc.(a)                                   4,600                      112,976
Greif, Inc., Class A                                      1,000                       55,000
Packaging Corp. of America                                3,600                       91,872
Pactiv Corp.(a)                                           3,100                       97,991
Smurfit-Stone Container Corp.(a)                          9,620                      113,420
Sonoco Products Co.                                       1,400                       51,338
                                                                                ------------
                                                                                     563,855
                                                                                ------------
DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group, Inc., Class A(a)                            2,200                      130,042
Career Education Corp.(a)                                   500                       14,840
Strayer Education, Inc.                                     750                      113,648
                                                                                ------------
                                                                                     258,530
                                                                                ------------
DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp.                                    37,531                    1,779,720
Citigroup, Inc.                                          60,680                    2,825,868
JPMorgan Chase & Co.                                     37,112                    1,633,299
                                                                                ------------
                                                                                   6,238,887
                                                                                ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.                                               21,487                      841,431
Embarq Corp.                                              5,857                      361,904
Qwest Communications International, Inc.(a)              12,400                      105,772
Telus Corp. ADR                                             630                       34,461
Verizon Communications, Inc.                             37,558                    1,600,722
                                                                                ------------
                                                                                   2,944,290
                                                                                ------------
ELECTRIC UTILITIES (0.9%)
Allegheny Energy, Inc.(a)                                 1,400                       73,122
American Electric Power Co., Inc.                         4,300                      187,007
Entergy Corp.                                             3,520                      351,859
Exelon Corp.                                              6,552                      459,623
FPL Group, Inc.                                           3,350                      193,395
Pinnacle West Capital Corp.                               2,300                       86,204
PPL Corp.                                                 1,240                       58,454
Progress Energy, Inc.                                     2,900                      126,614
                                                                                ------------
                                                                                   1,536,278
                                                                                ------------
ELECTRICAL EQUIPMENT (0.5%)
Acuity Brands, Inc.                                       1,300                       76,830
Emerson Electric Co.                                      8,600                      404,802
Rockwell Automation, Inc.                                 1,840                      128,782
The Genlyte Group, Inc.(a)                                2,450                      170,446
                                                                                ------------
                                                                                     780,860
                                                                                ------------
ELECTRONIC COMPONENTS (0.0%)
Tyco Electronics Ltd.(a)                                    450                       16,119
                                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Anixter International, Inc.(a)                              700                       57,855
Arrow Electronics, Inc.(a)                                5,200                      198,744
Avnet, Inc.(a)                                            3,600                      136,368
FARO Technologies, Inc.(a)                                2,500                       93,075
Flextronics International Ltd.(a)                         5,700                       63,669
Ingram Micro, Inc.(a)                                     2,600                       52,130

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED
ELECTRONIC EQUIPMENT & INSTRUMENTS -- CONTINUED
Jabil Circuit, Inc.                                       2,200                 $     49,566
Measurement Specialties, Inc.(a)                          5,900                      129,859
Molex, Inc.                                               2,600                       73,684
RadiSys Corp.(a)                                          5,550                       65,157
Sanmina-SCI Corp.(a)                                     21,600                       59,400
ScanSource, Inc.(a)                                       5,350                      143,541
Solectron Corp.(a)                                       19,100                       71,816
Waters Corp.(a)                                             900                       52,434
X-Rite, Inc.                                              5,600                       75,600
                                                                                ------------
                                                                                   1,322,898
                                                                                ------------
ENERGY EQUIPMENT & SERVICES (1.5%)
Cameron International Corp.(a)                            7,094                      553,332
CARBO Ceramics, Inc.                                      2,000                       90,160
FMC Technologies, Inc.(a)                                 1,000                       91,520
Global Industries Ltd.(a)                                 4,000                      103,600
Grey Wolf, Inc.(a)                                        3,800                       28,158
Halliburton Co.                                           8,000                      288,160
Helmerich & Payne, Inc.                                   2,400                       77,688
Nabors Industries Ltd.(a)                                 3,500                      102,340
Reliant Energy, Inc.(a)                                   4,300                      110,424
Schlumberger Ltd.                                         8,306                      786,744
Superior Energy Services, Inc.(a)                         1,700                       68,544
Unit Corp.(a)                                             1,200                       66,072
W-H Energy Services, Inc.(a)                                600                       38,448
                                                                                ------------
                                                                                   2,405,190
                                                                                ------------
FOOD & STAPLES RETAILING (2.1%)
BJ's Wholesale Club, Inc.(a)                              2,200                       74,712
Costco Wholesale Corp.                                    5,500                      328,900
CVS Corp.                                                 4,323                      152,133
Longs Drug Stores Corp.                                     500                       24,180
Safeway, Inc.                                            13,400                      427,058
The Kroger Co.                                           21,300                      552,948
Wal-Mart Stores, Inc.                                    31,838                    1,462,956
Walgreen Co.                                              7,700                      340,186
                                                                                ------------
                                                                                   3,363,073
                                                                                ------------
FOOD PRODUCTS (2.2%)
Archer-Daniels-Midland Co.                                9,700                      325,920
ConAgra Foods, Inc.                                       6,100                      154,635
Corn Products International, Inc.                         5,744                      256,297
Dean Foods Co.                                            3,900                      112,203
General Mills, Inc.                                       6,238                      346,958
H.J. Heinz Co.                                            3,700                      161,912
Hormel Foods Corp.                                          900                       30,978
J & J Snack Foods Corp.                                   4,000                      137,800
Kellogg Co.                                               8,750                      453,338
Kraft Foods, Inc., Class A                               27,163                      889,588
McCormick & Co., Inc.                                       700                       23,912
Nestle SA, Sponsored ADR                                  2,360                      227,979
Sara Lee Corp.                                           17,400                      275,790
Smithfield Foods, Inc.(a)                                 3,700                      114,922
Tyson Foods, Inc., Class A                                4,700                      100,110
                                                                                ------------
                                                                                   3,612,342
                                                                                ------------
GAS UTILITIES (0.0%)
UGI Corp.                                                 1,100                       28,391
                                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Baxter International, Inc.                                5,100                      268,260
Covidien Ltd.(a)                                            450                       18,428
DENTSPLY International, Inc.                              2,200                       80,278
Hospira, Inc.(a)                                          2,700                      104,409
ICON PLC, Sponsored ADR(a)                                2,250                      105,232
IDEXX Laboratories, Inc.(a)                                 600                       60,156
Kinetic Concepts, Inc.(a)                                   200                       12,296
Kyphon, Inc.(a)                                           2,800                      183,736
Medtronic, Inc.                                          27,422                    1,389,473
Mentor Corp.                                              2,400                       94,440
Respironics, Inc.(a)                                        700                       32,025
St. Jude Medical, Inc.(a)                                 2,800                      120,792
STERIS Corp.                                              1,000                       27,350
Symmetry Medical, Inc.(a)                                 4,950                       73,903
Techne Corp.(a)                                           1,350                       75,951
Varian Medical Systems, Inc.(a)                           2,000                       81,600
Zimmer Holdings, Inc.(a)                                  1,400                      108,864
                                                                                ------------
                                                                                   2,837,193
                                                                                ------------
HEALTH CARE PROVIDERS & SERVICES (3.5%)
Aetna, Inc.                                               6,000                      288,420
Amedisys, Inc.(a)                                         5,933                      224,564
AMERIGROUP Corp.(a)                                       2,300                       63,664
AmerisourceBergen Corp.                                   6,100                      287,371
AMN Healthcare Services, Inc.(a)                          4,300                       92,321
Cardinal Health, Inc.                                     5,600                      368,088
Centene Corp.(a)                                            700                       15,127
Coventry Health Care, Inc.(a)                             1,400                       78,134
Express Scripts, Inc.(a)                                 16,342                      819,224
Health Net, Inc.(a)                                       3,600                      178,344
HealthExtras, Inc.(a)                                     3,400                       91,222
Healthspring, Inc.(a)                                     1,200                       20,520
Humana, Inc.(a)                                           5,800                      371,722
LCA-Vision, Inc.                                          4,550                      161,571
McKesson Corp.                                            5,800                      335,008
Medco Health Solutions, Inc.(a)                           7,523                      611,394
Molina Healthcare, Inc.(a)                                  700                       21,973
Option Care, Inc.                                         2,900                       56,231
Psychiatric Solutions, Inc.(a)                            2,600                       88,634
UnitedHealth Group, Inc.                                 13,730                      664,944
USANA Health Sciences, Inc.(a)                            2,200                       88,792
WellPoint, Inc.(a)                                       10,830                      813,550
                                                                                ------------
                                                                                   5,740,818
                                                                                ------------
HEALTH CARE TECHNOLOGY (0.0%)
Hlth Corp.(a)                                             2,100                       26,586
Phase Forward, Inc.(a)                                    1,700                       29,223
                                                                                ------------
                                                                                      55,809
                                                                                ------------
HOTELS, RESTAURANTS & LEISURE (1.2%)
Brinker International, Inc.                               4,650                      125,271
Burger King Holdings, Inc.                                1,800                       43,722
CEC Entertainment, Inc.(a)                                  900                       26,559
Choice Hotels International, Inc.                         1,200                       43,416
Darden Restaurants, Inc.                                  3,500                      148,995
Jack in the Box, Inc.(a)                                    900                       57,591
Marriott International, Inc., Class A                     9,600                      398,880
McDonald's Corp.                                         15,244                      729,730
Papa John's International, Inc.(a)                          500                       13,715
Wendy's International, Inc.                               2,100                       73,563
Wyndham Worldwide Corp.(a)                                2,500                       84,125
YUM! Brands, Inc.                                         6,200                      198,648
                                                                                ------------
                                                                                   1,944,215
                                                                                ------------
HOUSEHOLD DURABLES (1.0%)
Black & Decker Corp.                                        800                       69,256
Blyth, Inc.                                               1,200                       26,784
Centex Corp.                                              1,800                       67,158
D. R. Horton, Inc.                                        2,300                       37,536

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED
HOUSEHOLD DURABLES -- CONTINUED
Jacobs Engineering Group, Inc.(a)                         4,400                 $    271,172
KB HOME                                                   2,500                       79,525
Lennar Corp., Class B                                     1,400                       41,034
Newell Rubbermaid, Inc.                                   5,200                      137,540
NVR, Inc.(a)                                                200                      115,696
Pulte Homes, Inc.                                         3,100                       59,954
Toll Brothers, Inc.(a)                                    5,250                      115,132
Tupperware Corp.                                          1,800                       46,818
Universal Electronics, Inc.(a)                            2,800                       98,672
Whirlpool Corp.                                           3,900                      398,229
                                                                                ------------
                                                                                   1,564,506
                                                                                ------------
HOUSEHOLD PRODUCTS (2.2%)
Clorox Co.                                                4,600                      278,116
Colgate-Palmolive Co.                                     8,400                      554,400
Energizer Holdings, Inc.(a)                               1,500                      151,350
Kimberly-Clark Corp.                                      7,600                      511,252
Procter & Gamble Co.                                     34,061                    2,107,013
                                                                                ------------
                                                                                   3,602,131
                                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Constellation Energy Group                                5,750                      481,850
Dynegy, Inc., Class A(a)                                 25,336                      225,744
The AES Corp.(a)                                          5,200                      102,180
                                                                                ------------
                                                                                     809,774
                                                                                ------------
INDUSTRIAL CONGLOMERATES (2.3%)
General Electric Co.                                     89,839                    3,482,160
Textron, Inc.                                               600                       67,734
Tyco International Ltd.                                   5,850                      276,646
                                                                                ------------
                                                                                   3,826,540
                                                                                ------------
INSURANCE (5.1%)
ACE Ltd.                                                  3,450                      199,134
AFLAC, Inc.                                               1,740                       90,689
Ambac Financial Group, Inc.                               1,400                       94,010
American Financial Group, Inc.                            1,100                       30,899
American International Group, Inc.                       29,225                    1,875,660
Aon Corp.                                                 2,000                       80,080
Axis Capital Holdings Ltd.                                2,000                       73,700
Brown & Brown, Inc.                                       2,600                       66,820
Chubb Corp.                                               3,530                      177,947
Cincinnati Financial Corp.                                1,200                       47,040
Everest Re Group Ltd.                                     1,100                      108,075
Fidelity National Financial, Inc., Class A                4,000                       83,560
First Acceptance Corp.(a)                                 1,950                       17,355
First American Financial Corp.                            1,000                       46,290
Genworth Financial, Inc., Class A                        12,070                      368,376
Hartford Financial Services Group, Inc.                   8,980                      824,993
HCC Insurance Holdings, Inc.                              4,300                      125,904
Hilb, Rogal & Hobbs Co.                                   4,250                      184,025
MBIA, Inc.                                                2,350                      131,835
MetLife, Inc.                                            16,030                      965,327
Odyssey Re Holdings Corp.                                   700                       24,640
Ohio Casualty Corp.                                       1,700                       73,797
Old Republic International Corp.                          5,000                       91,700
PartnerRe Ltd.                                            1,200                       85,236
Philadelphia Consolidated Holding Corp.(a)                  900                       32,526
Principal Financial Group, Inc.                           2,900                      163,531
Prudential Financial, Inc.                                1,110                       98,379
RenaissanceRe Holdings Ltd.                                 650                       37,375
StanCorp Financial Group, Inc.                            1,000                       46,960
The Allstate Corp.                                       20,250                    1,076,288
The Travelers Cos., Inc.                                 16,153                      820,249
Tower Group, Inc.                                         1,300                       34,450
W.R. Berkley Corp.                                        4,400                      129,448
XL Capital Ltd.                                             800                       62,288
                                                                                ------------
                                                                                   8,368,586
                                                                                ------------
INTERNET SOFTWARE & SERVICES (1.8%)
Amazon.com, Inc.(a)                                       2,600                      204,204
Google, Inc., Class A(a)                                  4,397                    2,242,470
IAC/InterActiveCorp(a)                                    2,000                       57,480
McAfee, Inc.(a)                                           2,600                       93,236
PetMed Express, Inc.(a)                                   2,600                       37,908
RealNetworks, Inc.(a)                                     3,600                       25,632
United Online, Inc.                                       2,700                       38,124
VeriSign, Inc.(a)                                         2,400                       71,256
Websense, Inc.(a)                                         5,950                      118,762
                                                                                ------------
                                                                                   2,889,072
                                                                                ------------
IT SERVICES (0.9%)
3Com Corp.(a)                                             7,000                       28,000
Accenture Ltd., Class A                                   4,870                      205,173
CACI International, Inc., Class A(a)                        500                       22,220
Computer Sciences Corp.(a)                                4,200                      233,856
Convergys Corp.(a)                                        4,500                       85,725
CSG Systems International, Inc.(a)                        1,100                       27,522
Electronic Data Systems Corp.                             7,400                      199,726
Global Payments, Inc.                                     3,900                      145,860
Hewitt Associates, Inc., Class A(a)                       1,700                       50,864
Lionbridge Technologies, Inc.(a)                          8,650                       40,569
MoneyGram International, Inc.                             2,000                       51,180
SRA International, Inc., Class A(a)                       2,300                       54,786
Sykes Enterprises, Inc.(a)                                  200                        3,348
Unisys Corp.(a)                                           8,400                       67,956
Western Union Co.                                        13,400                      267,330
                                                                                ------------
                                                                                   1,484,115
                                                                                ------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Brunswick Corp.                                           2,600                       72,696
Eastman Kodak Co.                                         1,800                       45,450
Jarden Corp.(a)                                           1,300                       46,969
Mattel, Inc.                                             12,100                      277,211
                                                                                ------------
                                                                                     442,326
                                                                                ------------
MACHINERY (2.2%)
Actuant Corp.                                             2,950                      179,891
Bucyrus International, Inc., Class A                      2,300                      146,188
Caterpillar, Inc.                                         9,592                      755,850
CLARCOR, Inc.                                             3,200                      111,328
Cummins, Inc.                                               900                      106,830
Deere & Co.                                               1,540                      185,447
Eaton Corp.                                               2,830                      275,019
EnPro Industries, Inc.(a)                                 2,300                       90,574
Flow International Corp.(a)                               4,750                       43,842
Gardner Denver, Inc.(a)                                   4,400                      182,996
Graco, Inc.                                               3,500                      143,640
Ingersoll-Rand Co., Class A                               2,000                      100,640
ITT Industries, Inc.                                      5,700                      358,416
Oshkosh Truck Corp.                                       8,687                      497,331
Parker Hannifin Corp.                                       900                       88,812
SPX Corp.                                                 1,700                      159,579
The Manitowoc Co., Inc.                                   1,000                       77,670

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED
MACHINERY -- CONTINUED
The Timken Co.                                            2,870                 $     95,858
                                                                                ------------
                                                                                   3,599,911
                                                                                ------------
MEDIA (1.0%)
Central Eurpoean Media Enterprises Ltd., Class A(a)       2,648                      244,887
DreamWorks Animation SKG, Inc., Class A(a)                1,400                       43,400
Entravision Communications Corp., Class A(a)             13,050                      122,148
Gannett Co., Inc.                                         7,650                      381,735
Idearc, Inc.                                              2,900                      100,659
Interpublic Group of Cos., Inc.(a)                        3,800                       39,862
Liberty Media Holding Corp., Series A(a)                  1,700                      194,565
New York Times Co., Class A                               2,440                       55,778
News Corp., Class A                                       7,724                      163,131
Omnicom Group, Inc.                                       4,100                      212,667
The E.W. Scripps Co., Class A                               840                       34,415
Tribune Co.                                               1,269                       35,481
WPP Group PLC, Sponsored ADR                                770                       55,094
                                                                                ------------
                                                                                   1,683,822
                                                                                ------------
METALS & MINING (0.5%)
Alcan, Inc.                                                 780                       75,972
Arcelor Mittal, Class A                                   1,600                       97,632
Brush Engineered Materials, Inc.(a)                       2,100                       79,527
Carpenter Technology Corp.                                  900                      106,821
Century Aluminum Co.(a)                                   1,100                       56,694
Claymont Steel Holdings, Inc.(a)                          1,550                       30,892
Commercial Metals Co.                                     5,000                      154,200
Haynes International, Inc.(a)                               500                       44,905
Nucor Corp.                                               2,200                      110,440
Reliance Steel & Aluminum Co.                             2,200                      115,588
                                                                                ------------
                                                                                     872,671
                                                                                ------------
MULTI-UTILITIES (0.4%)
Ameren Corp.                                              2,600                      124,748
Dominion Resources, Inc.                                  3,410                      287,190
Public Service Enterprise Group, Inc.                       830                       69,089
Wisconsin Energy Corp.                                    2,200                       94,446
                                                                                ------------
                                                                                     575,473
                                                                                ------------
MULTILINE RETAIL (0.9%)
Dillard's, Inc., Class A                                  1,200                       35,868
Family Dollar Stores, Inc.                                6,700                      198,454
Macy's, Inc.                                             12,810                      462,057
Sears Holdings Corp.(a)                                     700                       95,753
Target Corp.                                             12,186                      738,106
                                                                                ------------
                                                                                   1,530,238
                                                                                ------------
OIL, GAS & CONSUMABLE FUELS (7.8%)
Apache Corp.                                              2,110                      170,382
Arena Resources, Inc.(a)                                    400                       21,724
Berry Petroleum Co., Class A                              2,600                       96,746
BP PLC, Sponsored ADR                                     1,000                       69,400
Chevron Corp.                                            26,861                    2,290,169
Comstock Resources, Inc.(a)                               3,200                       85,952
ConocoPhillips                                           13,038                    1,053,992
Devon Energy Corp.                                        3,340                      249,197
EOG Resources, Inc.                                       1,980                      138,798
EXCO Resources, Inc.(a)                                   9,250                      161,505
Exxon Mobil Corp.                                        53,590                    4,562,117
Frontier Oil Corp.                                        1,800                       69,714
Hess Corp.                                                3,890                      238,068
Holly Corp.                                                 700                       47,173
Marathon Oil Corp.                                       12,500                      690,000
Newfield Exploration Co.(a)                              10,456                      502,411
Occidental Petroleum Corp.                                1,200                       68,064
Parallel Petroleum Corp.(a)                                 700                       14,259
Range Resources Corp.                                    16,047                      595,986
Royal Dutch Shell PLC, ADR                                1,100                       85,349
St. Mary Land & Exploration Co.                           1,900                       63,251
Sunoco, Inc.                                              5,700                      380,304
Tesoro Corp.                                              1,200                       59,760
Total SA, Sponsored ADR                                   4,350                      341,953
Valero Energy Corp.                                       8,900                      596,389
Western Refining, Inc.                                    1,600                       88,800
                                                                                ------------
                                                                                  12,741,463
                                                                                ------------
PAPER & FOREST PRODUCTS (0.3%)
Bowater, Inc.                                               660                       12,949
International Paper Co.                                   9,800                      363,286
Louisiana-Pacific Corp.                                   4,100                       75,932
                                                                                ------------
                                                                                     452,167
                                                                                ------------
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co.                                        3,300                       77,616
Avon Products, Inc.                                       6,600                      237,666
Bare Escentuals, Inc.(a)                                  9,943                      280,492
The Estee Lauder Cos., Inc., Class A                      3,000                      135,060
                                                                                ------------
                                                                                     730,834
                                                                                ------------
PHARMACEUTICALS (5.2%)
Abbott Laboratories                                      15,728                      797,252
Bristol-Myers Squibb Co.                                 31,949                      907,671
Eli Lilly & Co.                                          12,670                      685,320
Forest Laboratories, Inc.(a)                              2,800                      112,560
Johnson & Johnson                                        34,802                    2,105,521
King Pharmaceuticals, Inc.(a)                             5,200                       88,452
Merck & Co., Inc.                                        36,205                    1,797,578
Mylan Laboratories, Inc.                                  4,000                       64,120
Schering-Plough Corp.                                    21,200                      605,048
Sepracor, Inc.(a)                                         1,000                       28,130
Watson Pharmaceuticals, Inc.(a)                           1,000                       30,420
Wyeth                                                    26,076                    1,265,208
                                                                                ------------
                                                                                   8,487,280
                                                                                ------------
REAL ESTATE -- OPERATIONS AND DEVELOPMENT (0.1%)
CB Richard Ellis Group, Inc., Class A(a)                  3,600                      125,712
                                                                                ------------
REAL ESTATE INVESTMENT TRUST (0.4%)
Brandywine Realty Trust                                   2,000                       48,240
Camden Property Trust                                     1,600                       87,936
CBL & Associates Properties, Inc.                         2,400                       76,536
General Growth Properties, Inc.                           3,400                      163,132
Hospitality Properties Trust                              2,600                       99,736
Liberty Property Trust                                    1,800                       67,518
NorthStar Realty Finance Corp.                            1,600                       16,144
Ventas, Inc.                                              2,500                       81,550
Weingarten Realty Investors                               1,300                       47,593
                                                                                ------------
                                                                                     688,385
                                                                                ------------
ROAD & RAIL (0.9%)
Atmel Corp.(a)                                            5,500                       29,645
Avis Budget Group, Inc.(a)                                2,200                       56,474
Burlington Northern Santa Fe Corp.                        2,040                      167,565
Celadon Group, Inc.(a)                                    3,600                       54,216
Con-way, Inc.                                             1,300                       64,207
J.B. Hunt Transport Services, Inc.                       14,344                      400,628
Norfolk Southern Corp.                                      410                       22,050

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       MULTI-MANAGER EQUITY FUND
--------------------------------------------------------------------------------

                                                         SHARES                    VALUE
                                                        --------                ------------
COMMON STOCKS -- CONTINUED
ROAD & RAIL -- CONTINUED
Ryder System, Inc.                                          500                 $     27,185
Union Pacific Corp.                                       5,770                      687,438
Vitran Corp, Inc.(a)                                      1,100                       22,110
                                                                                ------------
                                                                                   1,531,518
                                                                                ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
Applied Materials, Inc.                                  13,400                      295,336
Broadcom Corp., Class A(a)                               25,033                      821,333
Integrated Device Technology, Inc.(a)                    13,800                      224,526
Intel Corp.                                              27,099                      640,078
Micron Technology, Inc.(a)                               20,060                      238,112
Power Integrations, Inc.(a)                               4,850                      128,525
RF Micro Devices, Inc.(a)                                 5,500                       38,170
Texas Instruments, Inc.                                  17,314                      609,280
TriQuint Semiconductor, Inc.(a)                           5,400                       23,868
                                                                                ------------
                                                                                   3,019,228
                                                                                ------------
SOFTWARE (3.4%)
Bea Systems, Inc.(a)                                      3,700                       45,806
BMC Software, Inc.(a)                                     6,100                      175,192
Electronic Arts, Inc.(a)                                 30,794                    1,497,820
Epicor Software Corp.(a)                                  6,750                       88,155
Intuit, Inc.(a)                                           5,100                      146,064
Microsoft Corp.                                          69,825                    2,024,227
NAVTEQ Corp.(a)                                             900                       48,717
Oracle Corp.(a)                                          66,052                    1,262,914
Solera Holdings, Inc.(a)                                  4,500                       84,150
Symantec Corp.(a)                                         6,700                      128,640
Synopsys, Inc.(a)                                         5,400                      132,084
                                                                                ------------
                                                                                   5,633,769
                                                                                ------------
SPECIALTY RETAIL (2.1%)
Advance Auto Parts, Inc.                                  9,248                      321,553
AnnTaylor Stores Corp.(a)                                 1,600                       50,272
AutoNation, Inc.(a)                                       4,100                       79,868
Barnes & Noble, Inc.                                      2,100                       70,455
Charlotte Russe Holding, Inc.(a)                          1,100                       19,547
Circuit City Stores, Inc.                                 2,900                       34,510
Citi Trends, Inc.(a)                                      1,200                       39,480
Foot Locker, Inc.                                         2,100                       38,976
Gap, Inc.                                                 4,300                       73,960
Guess?, Inc.                                              2,600                      123,474
Home Depot, Inc.                                          6,300                      234,171
Limited Brands                                            2,700                       65,205
Lowe's Cos., Inc.                                        14,950                      418,749
Office Depot, Inc.(a)                                     4,400                      109,824
RadioShack Corp.                                          2,900                       72,877
Rent-A-Center, Inc.(a)                                    2,000                       38,820
Ross Stores, Inc.                                         2,500                       72,325
Select Comfort Corp.(a)                                  12,450                      198,453
Staples, Inc.                                             3,230                       74,355
The Sherwin-Williams Co.                                  2,710                      188,860
TJX Cos., Inc.                                           15,700                      435,675
Urban Outfitters, Inc.(a)                                30,794                      617,728
                                                                                ------------
                                                                                   3,379,137
                                                                                ------------
TEXTILES APPAREL & LUXURY GOODS (1.2%)
Coach, Inc.(a)                                            7,027                      319,447
Columbia Sportswear Co.                                     500                       31,350
Crocs, Inc.(a)                                            9,811                      581,989
Hanesbrands, Inc.(a)                                      1,600                       49,616
Jones Apparel Group, Inc.                                 6,800                      169,728
NIKE, Inc., Class B                                      10,310                      581,999
Steven Madden Ltd.                                          900                       25,380
The Timberland Co., Class A(a)                            1,100                       26,147
VF Corp.                                                  2,300                      197,317
                                                                                ------------
                                                                                   1,982,973
                                                                                ------------
THRIFTS & MORTGAGE FINANCE (1.2%)
Astoria Financial Corp.                                   4,200                       98,910
Brookline Bancorp, Inc.                                   3,600                       36,972
Countrywide Financial Corp.                               6,800                      191,556
Federal Home Loan Mortgage Corp.                          6,370                      364,810
Federal National Mortgage Assoc.                         14,250                      852,720
MGIC Investment Corp.                                     1,600                       61,856
Washington Mutual, Inc.                                   9,700                      364,041
                                                                                ------------
                                                                                   1,970,865
                                                                                ------------
TRADING COMPANIES & DISTRIBUTORS (0.4%)
Beacon Roofing Supply, Inc.(a)                            9,850                      147,356
Rush Enterprises, Inc., Class A(a)                        3,000                       83,850
W.W. Grainger, Inc.                                       1,690                      147,638
Watsco, Inc.                                              2,750                      137,253
Williams Scotsman International, Inc.(a)                  2,800                       76,020
                                                                                ------------
                                                                                     592,117
                                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
ALLTEL Corp.                                              2,200                      145,090
Metropcs Communications, Inc.(a)                         13,758                      503,818
Sprint Corp.                                             45,810                      940,480
Vodafone Group PLC, Sponsored ADR                         8,675                      263,286
                                                                                ------------
                                                                                   1,852,674
                                                                                ------------
TOTAL COMMON STOCKS (COST $134,222,780)                                          154,247,590
                                                                                ------------
TIME DEPOSIT (5.8%)
State Street Bank Euro Dollar Time
  Deposit, 4.75%, 8/1/07 (b)(c)                       9,578,000                    9,578,000
                                                                                ------------
U.S. TREASURY BILL (0.4%)
U.S. Treasury Bills, 4.59%, 9/27/07 (b)(c)              600,000                      595,454
                                                                                ------------
TOTAL INVESTMENTS (COST $154,562,227) 106.3%                                     174,076,139
                                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (6.3)%                                     (10,273,783)
                                                                                ------------
NET ASSETS 100.0%                                                               $163,802,356
                                                                                ============

FUTURES CONTRACTS

                                                           NOTIONAL        UNREALIZED
 NUMBER                                                    VALUE AT       APPRECIATION/
   OF                                    EXPIRATION       7/31/2007      (DEPRECIATION)
CONTRACTS   DESCRIPTION                     DATE            (USD)            (USD)
----------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
            ------------------------
    1       Nasdaq 100 Futures Index      9/21/07        $  194,575        $   3,825
    8       S&P 400 E-Mini Index          9/21/07           689,120          (38,655)
   65       S&P 500 E-Mini Index          9/21/07         4,751,175         (261,148)
   11       S&P 500 Futures Index         9/21/07         4,020,225         (214,673)

(a)  Represents non-income producing security.
(b)  Rate shown represents the rate as of July 31, 2007.
(c) All or a portion of this security is segregated with the custodian for futures contracts.
ADR  American Depositary Receipt
PLC  Public Limited Co.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS (98.5%)
AEROSPACE & DEFENSE (2.1%)
AAR Corp.(a)                                                   1,050             $    31,321
Alliant Techsystems, Inc.(a)                                     137                  13,578
Applied Signal Technology, Inc.                                  460                   6,698
Armor Holdings, Inc.(a)                                          770                  67,744
Ceradyne, Inc.(a)                                                710                  52,987
Cubic Corp.                                                      560                  15,417
Curtiss-Wright Corp.                                           1,230                  53,591
DRS Technologies, Inc.                                           691                  36,181
EDO Corp.                                                        640                  21,152
Esterline Technologies Corp.(a)                                  690                  31,940
GenCorp., Inc.(a)                                              1,550                  18,321
General Dynamics Corp.                                         1,590                 124,910
Goodrich Corp.                                                   470                  29,568
Honeywell International, Inc.                                  3,170                 182,307
Kaman Corp., Class A                                             610                  20,429
L-3 Communications Holdings, Inc.                                380                  37,073
Lockheed Martin Corp.                                            650                  64,012
Moog, Inc., Class A(a)                                         1,090                  46,674
Northrop Grumman Corp.                                         1,540                 117,194
Precision Castparts Corp.                                        450                  61,677
Raytheon Co.                                                   1,730                  95,773
Rockwell Collins, Inc.                                           620                  42,594
Sequa Corp., Class A(a)                                           43                   7,099
Teledyne Technologies, Inc.(a)                                   930                  41,264
The Boeing Co.                                                 2,328                 240,785
Triumph Group, Inc.                                              420                  32,008
United Technologies Corp.                                      4,070                 296,988
                                                                                 -----------
                                                                                   1,789,285
                                                                                 -----------
AIR FREIGHT & LOGISTICS (0.8%)
C.H. Robinson Worldwide, Inc.                                    750                  36,487
EGL, Inc.(a)                                                     830                  39,151
Expeditors International of Washington, Inc.                   3,700                 165,316
FedEx Corp.                                                      540                  59,800
Forward Air Corp.                                                845                  28,789
Hub Group, Inc., Class A(a)                                    1,150                  39,123
United Parcel Service, Inc., Class B                           4,130                 312,724
                                                                                 -----------
                                                                                     681,390
                                                                                 -----------
AIRLINES (0.2%)
AirTran Holdings, Inc.(a)                                      1,710                  16,826
Alaska Air Group, Inc.(a)                                        820                  19,131
Frontier Airlines Holdings, Inc.(a)                            1,130                   5,989
JetBlue Airways Corp.(a)                                       3,105                  30,584
Mesa Air Group, Inc.(a)                                          980                   6,517
SkyWest, Inc.                                                  2,000                  44,620
Southwest Airlines Co.                                         3,430                  53,714
                                                                                 -----------
                                                                                     177,381
                                                                                 -----------
AUTO COMPONENTS (0.4%)
ArvinMeritor, Inc.                                             1,330                  26,374
BorgWarner, Inc.                                                 950                  82,127
Drew Industries, Inc.(a)                                         400                  13,912
Gentex Corp.                                                   3,240                  63,958
Goodyear Tire & Rubber Co.(a)                                    700                  20,104
Johnson Controls, Inc.                                           350                  39,603
Lear Corp.(a)                                                  1,290                  43,318
LKQ Corp.(a)                                                   1,300                  36,959
Modine Manufacturing Co.                                         690                  17,664
Standard Motor Products, Inc.                                    620                   7,719
Superior Industries International, Inc.                          740                  13,690
                                                                                 -----------
                                                                                     365,428
                                                                                 -----------
AUTOMOBILES (0.3%)
Coachmen Industries, Inc.                                        470                   3,751
Fleetwood Enterprises, Inc.(a)                                 1,820                  17,217
Ford Motor Co.(a)                                              7,120                  60,591
General Motors Corp.                                           2,240                  72,576
Harley-Davidson, Inc.                                          1,110                  63,625
Monaco Coach Corp.                                               820                  11,439
Thor Industries, Inc.                                            610                  25,022
Winnebago Industries, Inc.                                       860                  23,203
                                                                                 -----------
                                                                                     277,424
                                                                                 -----------
BEVERAGES (1.2%)
Coca-Cola Co.                                                  8,400                 437,724
Coca-Cola Enterprises, Inc.                                    1,690                  38,295
Hansen Natural Corp.(a)                                        1,130                  45,822
Pepsi Bottling Group, Inc.                                       890                  29,779
PepsiAmericas, Inc.                                            1,630                  45,102
PepsiCo, Inc.                                                  6,620                 434,405
                                                                                 -----------
                                                                                   1,031,127
                                                                                 -----------
BIOTECHNOLOGY (1.2%)
Amgen, Inc.(a)                                                 4,530                 243,442
ArQule, Inc.(a)                                                1,090                   6,191
Biogen Idec, Inc.(a)                                           1,410                  79,721
Celgene Corp.(a)                                               1,560                  94,474
Cephalon, Inc.(a)                                              1,140                  85,660
Genzyme Corp.(a)                                               1,200                  75,684
Gilead Sciences, Inc.(a)                                       3,680                 137,007
Martek Biosciences Corp.(a)                                      650                  16,653
Millennium Pharmaceuticals, Inc.(a)                            6,170                  62,255
PDL BioPharma, Inc.(a)                                         2,260                  53,087
PerkinElmer, Inc.                                                530                  14,750
Regeneron Pharmaceuticals, Inc.(a)                             1,810                  26,951
Savient Pharmaceuticals, Inc.(a)                               2,010                  23,798
Vertex Pharmaceuticals, Inc.(a)                                2,290                  73,967
                                                                                 -----------
                                                                                     993,640
                                                                                 -----------
BUILDING PRODUCTS (0.3%)
American Standard Cos., Inc.                                     660                  35,673
Apogee Enterprises, Inc.                                         800                  20,608
Griffon Corp.(a)                                                 840                  14,759
Lennox International, Inc.                                     1,720                  65,876
Masco Corp.                                                    1,740                  47,345
NCI Building Systems, Inc.(a)                                    520                  25,147
Simpson Manufacturing Co., Inc.                                1,060                  35,860
Universal Forest Products, Inc.                                  510                  20,176
                                                                                 -----------
                                                                                     265,444
                                                                                 -----------
CAPITAL MARKETS (2.7%)
A.G. Edwards, Inc.                                             1,250                 101,075
Ameriprise Financial, Inc.                                     1,006                  60,632
Bank of New York Mellon Corp.                                  4,891                 208,112
Bear Stearns Cos., Inc.                                          260                  31,517
Charles Schwab Corp.                                           4,730                  95,215
E*TRADE Financial Corp.(a)                                     1,600                  29,632
Eaton Vance Corp.                                              2,460                 102,976
Federated Investors, Inc.                                        440                  15,844
Franklin Resources, Inc.                                         290                  36,937
Goldman Sachs Group, Inc.                                      1,395                 262,734
Investment Technology Group, Inc.(a)                           1,190                  47,552
Janus Capital Group, Inc.                                        870                  26,152
Jefferies Group, Inc.                                          1,980                  52,015

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
CAPITAL MARKETS -- CONTINUED
LaBranche & Co., Inc.(a)                                       1,650             $    10,676
Legg Mason, Inc.                                                 390                  35,100
Lehman Brothers Holdings, Inc.                                 2,050                 127,100
Merrill Lynch & Co., Inc.                                      3,280                 243,376
Morgan Stanley                                                 3,980                 254,203
Northern Trust Corp.                                             890                  55,589
Nuveen Investments, Inc., Class A                              1,380                  84,373
Piper Jaffray Cos., Inc.(a)                                      480                  23,002
Raymond James Financial, Inc.                                  1,845                  56,586
SEI Investments Co.                                            2,360                  64,334
State Street Corp.                                             1,737                 116,431
SWS Group, Inc.                                                  780                  13,767
T. Rowe Price Group, Inc.                                      1,040                  54,215
Tradestation Group, Inc.(a)                                      520                   5,496
Waddell & Reed Financial, Inc., Class A                        1,510                  38,067
                                                                                 -----------
                                                                                   2,252,708
                                                                                 -----------
CHEMICALS (2.2%)
A. Schulman, Inc.                                                800                  18,576
Air Products & Chemicals, Inc.                                   890                  76,869
Airgas, Inc.                                                   1,290                  60,243
Albemarle Corp.                                                1,420                  57,127
Arch Chemicals, Inc.                                             720                  25,474
Ashland, Inc.                                                    250                  15,265
Cabot Corp.                                                    1,200                  48,456
Chemtura Corp.                                                 4,283                  44,672
Cytec Industries, Inc.                                           690                  46,223
Dow Chemical Co.                                               3,810                 165,659
E.I. Du Pont De Nemours & Co.                                  3,780                 176,639
Ecolab, Inc.                                                     830                  34,951
Ferro Corp.                                                      680                  15,198
FMC Corp.                                                        580                  51,695
Georgia Gulf Corp.                                               980                  15,866
H.B. Fuller Co.                                                1,720                  47,524
Hercules, Inc.(a)                                                260                   5,398
International Flavors & Fragrances, Inc.                         420                  21,046
Lubrizol Corp.                                                 1,260                  78,952
Lyondell Chemical Co.                                          3,830                 171,967
Material Sciences Corp.(a)                                       510                   5,610
Minerals Technologies, Inc.                                      320                  20,694
Monsanto Co.                                                   2,200                 141,790
Olin Corp.                                                     1,220                  25,461
OM Group, Inc.(a)                                                820                  39,721
OMNOVA Solutions, Inc.(a)                                      1,230                   6,962
Penford Corp.                                                    240                   8,575
PolyOne Corp.(a)                                               2,540                  19,101
PPG Industries, Inc.                                             710                  54,152
Praxair, Inc.                                                  1,320                 101,138
Quaker Chemical Corp.                                            180                   3,910
Rohm & Haas Co.                                                  610                  34,477
RPM International, Inc.                                        1,910                  44,904
Sensient Technologies Corp.                                      790                  20,066
Sigma-Aldrich Corp.                                              560                  25,379
The Scotts Miracle-Gro Co., Class A                              840                  34,432
The Valspar Corp.                                              1,860                  51,317
Tronox, Inc., Class B                                            994                  11,421
                                                                                 -----------
                                                                                   1,826,910
                                                                                 -----------
COMMERCIAL BANKS (3.7%)
Associated Banc-Corp                                           2,510                  72,137
Bank of Hawaii Corp.                                             930                  44,659
BB&T Corp.                                                     2,340                  87,563
Boston Private Financial Holdings, Inc.                        1,020                  26,000
Cascade Bancorp                                                  460                  10,033
Cathay General Bancorp                                         1,010                  30,916
Central Pacific Financial Corp.                                  920                  25,953
Chittenden Corp.                                               1,230                  41,143
City National Corp.                                              730                  51,677
Colonial BancGroup, Inc.                                       2,500                  54,525
Comerica, Inc.                                                   770                  40,548
Commerce Bancorp, Inc.                                           790                  26,425
Community Bank System, Inc.                                      860                  15,471
Compass Bancshares, Inc.                                         600                  41,568
Cullen/Frost Bankers, Inc.                                       880                  43,710
East West Bancorp, Inc.                                        1,830                  67,088
Fifth Third Bancorp                                            2,430                  89,643
First Bancorp                                                  2,610                  24,012
First Commonwealth Financial Corp.                               120                   1,138
First Horizon National Corp.                                     650                  20,618
First Indiana Corp.                                              180                   5,643
First Midwest Bancorp, Inc.                                    1,500                  49,335
First Republic Bank                                              835                  45,716
FirstMerit Corp.                                               1,360                  24,929
Frontier Financial Corp.                                         210                   4,498
Glacier Bancorp, Inc.                                          1,215                  23,146
Greater Bay Bancorp                                              940                  25,267
Hanmi Financial Corp.                                            620                   8,990
Huntington Bancshares, Inc.                                      780                  14,976
Independent Bank Corp.                                           399                   4,836
Irwin Financial Corp.                                            710                   8,321
KeyCorp                                                        1,690                  58,626
Marshall & Ilsley Corp.                                          970                  39,974
Nara Bancorp, Inc.                                               730                  10,775
National City Corp.                                            3,185                  93,607
PNC Financial Services Group, Inc.                             1,474                  98,242
PrivateBancorp, Inc.                                             540                  14,580
Prosperity Bancshares, Inc.                                      700                  19,824
Provident Bankshares Corp.                                       980                  28,126
Regions Financial Corp.                                        3,072                  92,375
South Financial Group, Inc.                                    2,150                  46,354
Sterling Bancorp                                                 220                   3,201
Sterling Bancshares, Inc.                                      1,860                  19,363
Sterling Financial Corp.                                         975                  22,142
SunTrust Banks, Inc.                                             410                  32,103
Susquehanna Bancshares, Inc.                                   1,220                  21,106
SVB Financial Group(a)                                           620                  32,662
Synovus Financial Corp.                                        1,180                  32,993
TCF Financial Corp.                                            2,400                  59,016
U.S. Bancorp                                                   7,250                 217,137
UCBH Holdings, Inc.                                            2,700                  44,388
Umpqua Holdings Corp.                                          1,570                  29,861
United Bankshares, Inc.                                        1,160                  32,306
United Community Banks, Inc.                                     330                   7,738
Wachovia Corp.                                                 7,951                 375,367
Wells Fargo & Co.                                             13,130                 443,400
Westamerica Bancorp                                              520                  21,284
Whitney Holding Corp.                                          1,920                  47,981
Wilmington Trust Corp.                                         1,380                  53,737
Wintrust Financial Corp.                                         690                  27,193
                                                                                 -----------
                                                                                   3,055,945
                                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (2.0%)
ABM Industries, Inc.                                           1,320                  33,211
Administaff, Inc.                                                640                  20,928
Allied Waste Industries, Inc.(a)                               1,280                  16,474

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
COMMERCIAL SERVICES & SUPPLIES -- CONTINUED
Angelica Corp.                                                   280             $     6,112
Avery Dennison Corp.                                             400                  24,536
Bowne & Co., Inc.                                              1,420                  24,623
Brady Corp.                                                    1,490                  52,135
CDI Corp.                                                        450                  12,731
ChoicePoint, Inc.(a)                                           1,620                  62,759
Cintas Corp.                                                     560                  20,474
Coinstar, Inc.(a)                                                840                  26,057
Consolidated Graphics, Inc.(a)                                   350                  23,068
Copart, Inc.(a)                                                1,370                  38,552
Deluxe Corp.                                                   1,060                  40,026
G & K Services, Inc., Class A                                    610                  22,729
Healthcare Services Group                                        490                  13,583
Heidrick & Struggles International, Inc.(a)                      470                  25,258
Herman Miller, Inc.                                            1,250                  38,162
HNI Corp.                                                        910                  37,155
Kelly Services, Inc., Class A                                    500                  12,425
Korn/Ferry International, Inc.(a)                                710                  16,777
Labor Ready, Inc.(a)                                           1,540                  36,282
Manpower, Inc.                                                 1,360                 107,508
Mine Safety Appliances Co.                                       570                  26,020
Mobile Mini, Inc.(a)                                             970                  27,713
Monster Worldwide, Inc.(a)                                       540                  21,001
Moody's Corp.                                                    990                  53,262
Navigant Consulting, Inc.(a)                                     870                  13,703
On Assignment, Inc.(a)                                           930                   9,328
Pitney Bowes, Inc.                                             1,130                  52,093
R.R. Donnelley & Sons Co.                                      1,070                  45,218
Republic Services, Inc., Class A                               3,675                 117,416
Robert Half International, Inc.                                  680                  23,113
Rollins, Inc.                                                    830                  19,754
School Specialty, Inc.(a)                                        550                  18,942
Spherion Corp.(a)                                              1,660                  14,658
Standard Register Co.                                          1,090                  14,650
Stericycle, Inc.(a)                                            1,180                  56,569
Tetra Tech, Inc.(a)                                            1,840                  38,695
The Brink's Co.                                                  860                  52,589
The Corporate Executive Board Co.                                660                  44,497
The Dun & Bradstreet Corp.                                       565                  55,234
United Stationers, Inc.(a)                                       780                  49,717
Volt Information Sciences, Inc.(a)                               345                   5,375
Waste Connections, Inc.(a)                                     2,205                  68,355
Waste Management, Inc.                                         2,570                  97,737
Watson Wyatt & Co. Holdings                                    1,220                  54,351
                                                                                 -----------
                                                                                   1,691,555
                                                                                 -----------
COMMUNICATIONS EQUIPMENT (2.6%)
ADC Telecommunications, Inc.(a)                                  570                  10,653
ADTRAN, Inc.                                                   1,270                  33,134
Andrew Corp.(a)                                                  920                  12,935
Arris Group, Inc.(a)                                           2,340                  34,679
Avaya, Inc.(a)                                                 1,730                  28,614
Avocent Corp.(a)                                                 910                  24,889
Bel Fuse, Inc.                                                   350                  10,584
Belden CDT, Inc.                                               1,190                  65,188
Black Box Corp.                                                  500                  20,125
Blue Coat Systems, Inc.(a)                                       490                  23,878
C-COR, Inc.(a)                                                 1,370                  18,427
CIENA Corp.(a)                                                   322                  11,763
Cisco Systems, Inc.(a)                                        24,020                 694,418
CommScope, Inc.(a)                                             1,030                  56,063
Comtech Telecommunications Corp.(a)                              580                  25,213
Corning, Inc.(a)                                               6,070                 144,709
CT Communications, Inc.                                          260                   7,969
Digi International, Inc.(a)                                      690                   9,853
Ditech Networks, Inc.(a)                                         690                   5,147
Dycom Industries, Inc.(a)                                        800                  22,360
F5 Networks, Inc.(a)                                             660                  57,216
Harmonic, Inc.(a)                                              2,130                  18,893
Harris Corp.                                                   2,350                 128,968
Inter-Tel, Inc.                                                  740                  18,367
JDS Uniphase Corp.(a)                                            680                   9,744
Juniper Networks, Inc.(a)                                      2,380                  71,305
Motorola, Inc.                                                 9,150                 155,459
NETGEAR, Inc.(a)                                                 950                  26,277
Network Equipment Technologies, Inc.(a)                          780                   7,363
PC-Tel, Inc.(a)                                                1,320                  10,784
Plantronics, Inc.                                                910                  25,498
Polycom, Inc.(a)                                               1,630                  50,481
Powerwave Technologies, Inc.(a)                                2,100                  13,734
QUALCOMM, Inc.                                                 6,520                 271,558
Symmetricom, Inc.(a)                                           1,330                   9,922
Tellabs, Inc.(a)                                               1,664                  18,886
Tollgrade Communications, Inc.(a)                                410                   4,231
UTStarcom, Inc.(a)                                             1,940                   6,247
ViaSat, Inc.(a)                                                  740                  21,186
                                                                                 -----------
                                                                                   2,186,720
                                                                                 -----------
COMPUTERS & PERIPHERALS (2.9%)
Adaptec, Inc.(a)                                               3,220                  11,270
Apple Computer, Inc.(a)                                        3,136                 413,199
Avid Technology, Inc.(a)                                       1,185                  38,039
Dell, Inc.(a)                                                  8,870                 248,094
Diebold, Inc.                                                  1,290                  65,364
EMC Corp.(a)                                                   9,820                 181,768
Hewlett-Packard Co.                                           10,270                 472,728
Hutchinson Technology, Inc.(a)                                   860                  17,252
Imation Corp.                                                    670                  20,958
International Business Machines Corp.                          4,963                 549,156
Komag, Inc.(a)                                                   830                  26,568
Lexmark International, Inc., Class A(a)                          450                  17,793
NCR Corp.(a)                                                     800                  41,776
Neoware, Inc.(a)                                                 610                   9,644
Network Appliance, Inc.(a)                                     1,580                  44,777
Novatel Wireless, Inc.(a)                                        680                  14,640
Palm, Inc.(a)                                                  1,760                  26,259
SanDisk Corp.(a)                                                 900                  48,267
Sun Microsystems, Inc.(a)                                     12,390                  63,189
Synaptics, Inc.(a)                                               720                  25,287
Western Digital Corp.(a)                                       4,130                  88,176
                                                                                 -----------
                                                                                   2,424,204
                                                                                 -----------
CONSTRUCTION & ENGINEERING (0.6%)
EMCOR Group, Inc.(a)                                           1,640                  58,876
Fluor Corp.                                                      230                  26,567
Granite Construction, Inc.                                       590                  38,344
Insituform Technologies, Inc., Class A(a)                        790                  13,051
KBR, Inc.(a)                                                   2,580                  82,792
Quanta Services, Inc.(a)                                       2,120                  60,272
Shaw Group, Inc.(a)                                            2,220                 118,149

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
CONSTRUCTION & ENGINEERING -- CONTINUED
URS Corp.(a)                                                   1,320             $    65,023
                                                                                 -----------
                                                                                     463,074
                                                                                 -----------
CONSTRUCTION MATERIALS (0.3%)
Florida Rock Industries, Inc.                                    855                  54,301
Headwaters, Inc.(a)                                            1,160                  18,711
Martin Marietta Materials, Inc.                                  616                  84,392
Texas Industries, Inc.                                           680                  53,591
Vulcan Materials Co.                                             250                  23,930
                                                                                 -----------
                                                                                     234,925
                                                                                 -----------
CONSUMER FINANCE (0.7%)
American Express Co.                                           4,870                 285,090
AmeriCredit Corp.(a)                                           2,260                  45,968
Capital One Financial Corp.                                    1,518                 107,414
Cash America International, Inc.                                 830                  30,395
Discover Financial Services(a)                                 1,990                  45,869
First Cash Financial Services, Inc.(a)                           440                   9,588
Rewards Network, Inc.(a)                                         720                   2,714
SLM Corp.                                                      1,660                  81,622
World Acceptance Corp.(a)                                        520                  16,739
                                                                                 -----------
                                                                                     625,399
                                                                                 -----------
CONTAINERS & PACKAGING (0.4%)
AptarGroup, Inc.                                               1,960                  71,344
Ball Corp.                                                       450                  23,071
Bemis Co., Inc.                                                  420                  12,377
Caraustar Industries, Inc.(a)                                    840                   4,049
Chesapeake Corp.                                                 550                   6,133
Myers Industries, Inc.                                           890                  19,037
Packaging Corp. of America                                     1,730                  44,150
Pactiv Corp.(a)                                                  600                  18,966
Rock-Tenn Co., Class A                                           940                  28,877
Sealed Air Corp.                                                 720                  19,620
Sonoco Products Co.                                            1,750                  64,172
Temple-Inland, Inc.                                              490                  28,484
                                                                                 -----------
                                                                                     340,280
                                                                                 -----------
DISTRIBUTORS (0.1%)
Audiovox Corp., Class A(a)                                       680                   6,882
Building Materials Holding Corp.                                 770                  10,695
Genuine Parts Co.                                                760                  36,161
Keystone Automotive Industries, Inc.(a)                          360                  16,833
                                                                                 -----------
                                                                                      70,571
                                                                                 -----------
DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group, Inc., Class A(a)                                   540                  31,920
Bright Horizons Family Solutions, Inc.(a)                        550                  21,340
Career Education Corp.(a)                                      1,700                  50,456
Corinthian Colleges, Inc.(a)                                   1,600                  21,552
DeVry, Inc.                                                    1,220                  39,528
H&R Block, Inc.                                                1,520                  30,324
ITT Educational Services, Inc.(a)                                470                  49,660
Laureate Education, Inc.(a)                                      920                  56,727
Pre-Paid Legal Services, Inc.(a)                                 270                  14,229
Regis Corp.                                                      850                  29,631
Sotheby's                                                      1,020                  43,605
Strayer Education, Inc.                                           40                   6,061
Universal Technical Institute, Inc.(a)                           690                  14,925
Vertrue, Inc.(a)                                                 300                  14,823
                                                                                 -----------
                                                                                     424,781
                                                                                 -----------
DIVERSIFIED FINANCIAL SERVICES (3.0%)
Bank of America Corp.                                         17,599                 834,545
CIT Group, Inc.                                                  840                  34,591
Citigroup, Inc.                                               19,400                 903,458
CME Group, Inc.                                                   95                  52,487
Financial Federal Corp.                                          840                  23,814
JPMorgan Chase & Co.                                          13,730                 604,257
Portfolio Recovery Associates, Inc.                              470                  24,558
                                                                                 -----------
                                                                                   2,477,710
                                                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.                                                    24,197                 947,555
CenturyTel, Inc.                                                 470                  21,559
Cincinnati Bell, Inc.(a)                                       4,040                  20,846
Citizens Communications Co.                                    1,871                  26,999
Embarq Corp.                                                     636                  39,298
General Communication, Inc., Class A(a)                        2,000                  23,020
NeuStar, Inc., Class A(a)                                      1,030                  29,705
Qwest Communications International, Inc.(a)                    6,710                  57,236
Verizon Communications, Inc.                                  11,800                 502,916
Windstream Corp.                                               1,654                  22,755
                                                                                 -----------
                                                                                   1,691,889
                                                                                 -----------
ELECTRIC UTILITIES (1.8%)
Allegheny Energy, Inc.(a)                                        660                  34,472
ALLETE, Inc.                                                     890                  39,018
American Electric Power Co., Inc.                              1,940                  84,371
Central Vermont Public Service Corp.                             370                  12,580
Cleco Corp.                                                    1,400                  33,250
DPL, Inc.                                                      2,470                  65,653
Edison International                                           1,380                  72,988
El Paso Electric Co.(a)                                        1,410                  32,811
Entergy Corp.                                                    200                  19,992
Exelon Corp.                                                   2,770                 194,315
FirstEnergy Corp.                                              1,540                  93,555
FPL Group, Inc.                                                1,830                 105,646
Great Plains Energy, Inc.                                      1,460                  40,530
Hawaiian Electric Industries, Inc.                             1,360                  31,022
IDACORP, Inc.                                                    840                  26,006
Northeast Utilities                                            2,410                  65,889
Pepco Holdings, Inc.                                           3,640                  98,535
Pinnacle West Capital Corp.                                      570                  21,364
PPL Corp.                                                      1,840                  86,737
Progress Energy, Inc.                                          1,270                  55,448
Sierra Pacific Resources(a)                                    3,500                  55,615
Southern Co.                                                   3,400                 114,376
UIL Holdings Corp.                                               783                  23,161
Unisource Energy Corp.                                         1,050                  31,951
Westar Energy, Inc.                                            1,550                  35,681
                                                                                 -----------
                                                                                   1,474,966
                                                                                 -----------
ELECTRICAL EQUIPMENT (0.9%)
A.O. Smith Corp.                                                 580                  28,159
Acuity Brands, Inc.                                            1,190                  70,329
AMETEK, Inc.                                                   1,875                  73,162
Baldor Electric Co.                                              890                  40,620
C&D Technologies, Inc.(a)                                        680                   3,278
Cooper Industries Ltd., Class A                                  660                  34,927
Emerson Electric Co.                                           3,280                 154,390
Hubbell, Inc., Class B                                         1,070                  61,685
MagneTek, Inc.(a)                                                890                   4,201
REGAL-BELOIT Corp.                                               840                  42,605
Rockwell Automation, Inc.                                        620                  43,394

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
ELECTRONIC EQUIPMENT -- CONTINUED
Roper Industries, Inc.                                         1,580             $    94,768
Thomas & Betts Corp.(a)                                          900                  55,620
Vicor Corp.                                                      810                  10,182
Woodward Governor Co.                                            840                  48,510
                                                                                 -----------
                                                                                     765,830
                                                                                 -----------
ELECTRONIC COMPONENTS (0.1%)
Tyco Electronics Ltd.(a)                                       1,940                  69,491
                                                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Aeroflex, Inc.(a)                                              2,160                  30,305
Agilent Technologies, Inc.(a)                                  1,570                  59,895
Agilysys, Inc.                                                   930                  17,865
Amphenol Corp., Class A                                        3,140                 107,576
Anixter International, Inc.(a)                                   780                  64,467
Arrow Electronics, Inc.(a)                                     2,180                  83,320
Avnet, Inc.(a)                                                 2,180                  82,578
Bell Microproducts, Inc.(a)                                      820                   5,150
Benchmark Electronics, Inc.(a)                                 1,855                  41,181
Brightpoint, Inc.(a)                                           1,608                  21,113
CDW Corp.(a)                                                     990                  83,328
Checkpoint Systems, Inc.(a)                                    1,260                  29,068
Cognex Corp.                                                   1,300                  27,339
Coherent, Inc.(a)                                                860                  24,897
CTS Corp.                                                      1,000                  12,740
Daktronics, Inc.                                                 940                  19,984
Electro Scientific Industries, Inc.(a)                           850                  18,658
FLIR Systems, Inc.(a)                                          1,860                  81,189
Gerber Scientific, Inc.(a)                                       650                   6,747
Ingram Micro, Inc.(a)                                          2,160                  43,308
Insight Enterprises, Inc.(a)                                   1,380                  31,133
Itron, Inc.(a)                                                   740                  58,778
Jabil Circuit, Inc.                                              680                  15,320
Keithley Instruments, Inc.                                       510                   5,508
KEMET Corp.(a)                                                 1,520                  10,701
Littelfuse, Inc.(a)                                              630                  20,532
LoJack Corp.(a)                                                  500                  10,660
Mercury Computer Systems, Inc.(a)                                770                   8,416
Methode Electronics, Inc.                                        980                  15,847
Molex, Inc.                                                      560                  15,870
MTS Systems Corp.                                                540                  22,545
National Instruments Corp.                                     1,190                  38,497
Newport Corp.(a)                                                 770                  10,064
Park Electrochemical Corp.                                       570                  16,901
Photon Dynamics, Inc.(a)                                         660                   7,102
Planar Systems, Inc.(a)                                          420                   3,129
Plexus Corp.(a)                                                1,100                  26,675
RadiSys Corp.(a)                                                 660                   7,748
Rogers Corp.(a)                                                  490                  17,709
ScanSource, Inc.(a)                                              830                  22,269
Solectron Corp.(a)                                             3,550                  13,348
Tech Data Corp.(a)                                             1,050                  39,343
Technitrol, Inc.                                               1,110                  28,860
Tektronix, Inc.                                                  410                  13,469
Trimble Navigation Ltd.(a)                                     3,040                 100,411
Vishay Intertechnology, Inc.(a)                                3,320                  51,493
Waters Corp.(a)                                                  450                  26,217
X-Rite, Inc.                                                     610                   8,235
                                                                                 -----------
                                                                                   1,507,488
                                                                                 -----------
ENERGY EQUIPMENT & SERVICES (3.0%)
Atwood Oceanics, Inc.(a)                                         690                  47,334
Baker Hughes, Inc.                                             1,210                  95,650
BJ Services Co.                                                1,280                  33,472
Bristow Group, Inc.(a)                                           670                  31,778
Cameron International Corp.(a)                                 1,930                 150,540
CARBO Ceramics, Inc.                                             535                  24,118
Dril-Quip, Inc.(a)                                               600                  28,794
ENSCO International, Inc.                                        640                  39,085
FMC Technologies, Inc.(a)                                      1,140                 104,333
Grant Prideco, Inc.(a)                                         2,220                 124,542
Halliburton Co.                                                3,920                 141,198
Hanover Compressor Co.(a)                                      1,550                  36,936
Helix Energy Solutions Group, Inc.(a)                          2,442                  95,116
Helmerich & Payne, Inc.                                        1,910                  61,827
Input/Output, Inc.(a)                                          2,300                  32,775
Lufkin Industries, Inc.                                          420                  24,868
Matrix Service Co.(a)                                            330                   7,620
Nabors Industries Ltd.(a)                                      1,280                  37,427
National-Oilwell, Inc.(a)                                        623                  74,828
Noble Corp.                                                      460                  47,132
Oceaneering International, Inc.(a)                             1,430                  80,309
Patterson-UTI Energy, Inc.                                     3,020                  69,158
Pride International, Inc.(a)                                   2,940                 103,047
Rowan Cos., Inc.                                                 390                  16,454
Schlumberger Ltd.                                              4,530                 429,082
SEACOR Holdings, Inc.(a)                                         482                  42,040
Smith International, Inc.                                        930                  57,111
Superior Energy Services, Inc.(a)                              1,190                  47,981
TETRA Technologies, Inc.(a)                                    1,960                  54,508
Tidewater, Inc.                                                1,000                  68,420
Transocean, Inc.(a)                                            1,030                 110,673
Unit Corp.(a)                                                  1,200                  66,072
W-H Energy Services, Inc.(a)                                     770                  49,342
Weatherford International Ltd.(a)                              1,310                  72,482
                                                                                 -----------
                                                                                   2,506,052
                                                                                 -----------
FOOD & STAPLES RETAILING (1.8%)
BJ's Wholesale Club, Inc.(a)                                   1,240                  42,111
Casey's General Stores, Inc.                                   1,440                  35,899
Costco Wholesale Corp.                                         1,850                 110,630
CVS Corp.                                                      6,065                 213,427
Great Atlantic & Pacific Tea Co., Inc.(a)                        690                  20,114
Longs Drug Stores Corp.                                          740                  35,786
Nash Finch Co.                                                   430                  17,316
Performance Food Group Co.(a)                                  1,100                  31,526
Ruddick Corp.                                                    780                  21,684
Safeway, Inc.                                                  1,890                  60,234
Spartan Stores, Inc.                                             460                  13,464
SUPERVALU, Inc.                                                  820                  34,169
Sysco Corp.                                                    2,620                  83,526
The Kroger Co.                                                 2,850                  73,986
United Natural Foods, Inc.(a)                                  1,280                  34,854
Wal-Mart Stores, Inc.                                          9,870                 453,527
Walgreen Co.                                                   3,960                 174,953
Whole Foods Market, Inc.                                         620                  22,965
                                                                                 -----------
                                                                                   1,480,171
                                                                                 -----------
FOOD PRODUCTS (1.6%)
Archer-Daniels-Midland Co.                                     2,590                  87,024
Campbell Soup Co.                                              1,140                  41,986
ConAgra Foods, Inc.                                            2,170                  55,010
Corn Products International, Inc.                              2,110                  94,148
Dean Foods Co.                                                   680                  19,564
Flowers Foods, Inc.                                            2,700                  55,350
General Mills, Inc.                                            1,660                  92,329
H.J. Heinz Co.                                                 1,550                  67,828

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
FOOD PRODUCTS -- CONTINUED
Hain Celestial Group, Inc.(a)                                  1,170             $    31,695
Hershey Foods Corp.                                              810                  37,341
Hormel Foods Corp.                                             1,650                  56,793
J & J Snack Foods Corp.                                          520                  17,914
J.M. Smucker Co.                                               1,150                  64,182
Kellogg Co.                                                    1,240                  64,244
Kraft Foods, Inc., Class A                                     6,380                 208,945
Lancaster Colony Corp.                                           520                  20,134
Lance, Inc.                                                      890                  22,419
Mannatech, Inc.                                                  160                   1,506
McCormick & Co., Inc.                                            590                  20,154
Peet's Coffee & Tea, Inc.(a)                                     470                  11,275
Ralcorp Holdings, Inc.(a)                                        760                  39,490
Sanderson Farms, Inc.                                            470                  18,739
Sara Lee Corp.                                                 3,080                  48,818
Smithfield Foods, Inc.(a)                                      1,940                  60,256
Tootsie Roll Industries, Inc.                                    816                  20,424
TreeHouse Foods, Inc.(a)                                       1,016                  22,769
Tyson Foods, Inc., Class A                                     1,580                  33,654
Wm. Wrigley Jr. Co.                                            1,020                  58,834
                                                                                 -----------
                                                                                   1,372,825
                                                                                 -----------
GAS UTILITIES (1.2%)
AGL Resources, Inc.                                            1,500                  56,550
Atmos Energy Corp.                                             2,360                  66,245
Energen Corp.                                                  2,070                 109,524
Equitable Resources, Inc.                                      2,420                 114,006
Laclede Group, Inc.                                              590                  17,434
National Fuel Gas Co.                                          1,400                  60,690
New Jersey Resources Corp.                                       880                  41,360
Nicor, Inc.                                                      170                   6,700
Northwest Natural Gas Co.                                        710                  29,586
ONEOK, Inc.                                                    2,130                 108,097
Piedmont Natural Gas Co., Inc.                                 2,130                  49,395
South Jersey Industries, Inc.                                    700                  22,939
Southern Union Co.                                             2,880                  88,934
Southwest Gas Corp.                                              930                  28,904
Spectra Energy Corp.                                           2,423                  61,714
UGI Corp.                                                      3,480                  89,819
WGL Holdings, Inc.                                               790                  23,653
                                                                                 -----------
                                                                                     975,550
                                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Advanced Medical Optics, Inc.(a)                               1,107                  33,465
Allscripts Healthcare Solutions, Inc.(a)                       1,240                  28,210
American Medical Systems Holdings, Inc.(a)                     2,120                  38,754
Analogic Corp.                                                   470                  31,203
ArthroCare Corp.(a)                                              760                  38,471
Bausch & Lomb, Inc.                                              280                  17,900
Baxter International, Inc.                                     2,770                 145,702
Beckman Coulter, Inc.                                          1,180                  83,567
BioLase Technology, Inc.(a)                                      740                   5,217
Biomet, Inc.                                                   1,160                  52,815
Boston Scientific Corp.(a)                                     4,847                  63,738
C.R. Bard, Inc.                                                  470                  36,881
CONMED Corp.(a)                                                  910                  25,389
Cooper Cos., Inc.                                              1,270                  63,665
Covidien Ltd.(a)                                               1,940                  79,443
Cyberonics, Inc.(a)                                              680                   9,520
Cytyc Corp.(a)                                                 2,130                  89,673
Datascope Corp.                                                  450                  15,484
DENTSPLY International, Inc.                                   3,080                 112,389
DJ Orthopedics, Inc.(a)                                          670                  31,812
Edwards Lifesciences Corp.(a)                                  1,170                  53,773
Gen-Probe, Inc.(a)                                               960                  60,490
Greatbatch, Inc.(a)                                              720                  22,342
Haemonetics Corp.(a)                                             800                  39,536
Hillenbrand Industries, Inc.                                   1,180                  74,387
Hologic, Inc.(a)                                               1,470                  76,146
Hospira, Inc.(a)                                                 640                  24,749
ICU Medical, Inc.(a)                                             470                  15,623
IDEXX Laboratories, Inc.(a)                                      755                  75,696
Immucor, Inc.(a)                                               1,935                  60,295
Integra LifeSciences Holdings(a)                                 600                  29,790
Intuitive Surgical, Inc.(a)                                      553                 117,573
Invacare Corp.                                                 1,020                  20,961
Kensey Nash Corp.(a)                                             400                   9,764
Medtronic, Inc.                                                4,750                 240,682
Mentor Corp.                                                   1,180                  46,433
Meridian Bioscience, Inc.                                        735                  16,412
Merit Medical Systems, Inc.(a)                                   750                   8,392
Osteotech, Inc.(a)                                               480                   3,442
Palomar Medical Technologies, Inc.(a)                            500                  15,965
PolyMedica Corp.                                                 710                  28,677
Possis Medical, Inc.(a)                                          540                   6,005
ResMed, Inc.(a)                                                1,430                  61,461
Respironics, Inc.(a)                                           2,170                  99,277
St. Jude Medical, Inc.(a)                                      1,440                  62,122
STERIS Corp.                                                   1,280                  35,008
Stryker Corp.                                                  1,300                  81,159
SurModics, Inc.(a)                                               480                  22,018
Symmetry Medical, Inc.(a)                                        580                   8,659
Techne Corp.(a)                                                  810                  45,571
Theragenics Corp.(a)                                             920                   3,634
Varian Medical Systems, Inc.(a)                                  710                  28,968
Varian, Inc.(a)                                                  590                  35,483
Vital Signs, Inc.                                                260                  13,523
Zimmer Holdings, Inc.(a)                                         950                  73,872
                                                                                 -----------
                                                                                   2,621,186
                                                                                 -----------
HEALTH CARE PROVIDERS & SERVICES (2.9%)
Aetna, Inc.                                                    2,110                 101,428
Amedisys, Inc.(a)                                                679                  25,700
AMERIGROUP Corp.(a)                                            1,490                  41,243
AmerisourceBergen Corp.                                        1,040                  48,994
AMN Healthcare Services, Inc.(a)                                 820                  17,605
AmSurg Corp.(a)                                                  910                  22,877
Apria Healthcare Group, Inc.(a)                                  900                  23,598
Cardinal Health, Inc.                                          1,720                 113,056
Centene Corp.(a)                                               1,210                  26,148
Chemed Corp.                                                     710                  44,929
CIGNA Corp.                                                      510                  26,336
Community Health Systems, Inc.(a)                              1,910                  74,299
Coventry Health Care, Inc.(a)                                    656                  36,611
Cross Country Healthcare, Inc.(a)                                820                  13,423
CryoLife, Inc.(a)                                                830                   7,927
Express Scripts, Inc.(a)                                       1,118                  56,045
Gentiva Health Services, Inc.(a)                                 680                  13,580
Health Net, Inc.(a)                                            2,080                 103,043
HealthExtras, Inc.(a)                                            730                  19,586
Healthways, Inc.(a)                                              970                  42,389
Henry Schein, Inc.(a)                                          1,720                  93,465
Hooper Holmes, Inc.(a)                                         1,840                   4,821
Humana, Inc.(a)                                                  710                  45,504

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
HEALTH CARE PROVIDERS & SERVICES -- CONTINUED
inVentiv Health, Inc.(a)                                         860             $    30,513
Laboratory Corp. of America Holdings(a)                          570                  42,095
LCA-Vision, Inc.                                                 605                  21,484
LifePoint Hospitals, Inc.(a)                                   1,114                  32,919
Lincare Holdings, Inc.(a)                                      1,850                  66,026
Manor Care, Inc.                                                 370                  23,440
Matria Healthcare, Inc.(a)                                       610                  15,756
McKesson Corp.                                                 1,380                  79,709
Medco Health Solutions, Inc.(a)                                1,170                  95,086
Odyssey Healthcare, Inc.(a)                                    1,130                  12,215
Omnicare, Inc.                                                 2,200                  72,952
Owens & Minor, Inc.                                            1,230                  47,293
Patterson Cos., Inc.(a)                                          730                  26,185
Pediatrix Medical Group, Inc.(a)                               1,390                  75,004
PSS World Medical, Inc.(a)                                     1,320                  22,744
Psychiatric Solutions, Inc.(a)                                   890                  30,340
Quest Diagnostics, Inc.                                          700                  38,829
RehabCare, Inc.(a)                                               500                   7,085
Sierra Health Services, Inc.(a)                                1,530                  62,179
Sunrise Senior Living, Inc.(a)                                 1,310                  52,086
UnitedHealth Group, Inc.                                       5,544                 268,496
USANA Health Sciences, Inc.(a)                                   350                  14,126
VCA Antech, Inc.(a)                                            1,570                  61,764
WellCare Health Plans, Inc.(a)                                   580                  58,731
WellPoint, Inc.(a)                                             2,540                 190,805
                                                                                 -----------
                                                                                   2,450,469
                                                                                 -----------
HEALTH CARE TECHNOLOGY (0.0%)
IMS Health, Inc.                                               1,060                  29,818
                                                                                 -----------
HOTELS, RESTAURANTS & LEISURE (1.4%)
Applebee's International, Inc.                                 1,490                  36,654
Bob Evans Farms, Inc.                                            670                  21,742
Brinker International, Inc.                                    2,310                  62,231
California Pizza Kitchen, Inc.(a)                                615                  11,673
CBRL Group, Inc.                                                 620                  23,827
CEC Entertainment, Inc.(a)                                     1,030                  30,395
Cheesecake Factory(a)                                          1,595                  39,269
CKE Restaurants, Inc.                                          1,330                  22,996
Darden Restaurants, Inc.                                         590                  25,116
IHOP Corp.                                                       470                  30,658
International Speedway Corp., Class A                            670                  32,086
Jack in the Box, Inc.(a)                                         860                  55,031
Marcus Corp.                                                     980                  19,286
Marriott International, Inc., Class A                          1,520                  63,156
McDonald's Corp.                                               5,130                 245,573
O'Charley's, Inc.                                                670                  11,879
P.F. Chang's China Bistro, Inc.(a)                               750                  24,555
Panera Bread Co., Class A(a)                                     920                  37,389
Papa John's International, Inc.(a)                               780                  21,395
RARE Hospitality International, Inc.(a)                        1,100                  29,436
Red Robin Gourmet Burgers, Inc.(a)                               470                  18,128
Ruby Tuesday, Inc.                                             1,220                  27,145
Sonic Corp.(a)                                                 2,535                  52,373
Starbucks Corp.(a)                                             3,020                  80,574
The Steak n Shake Co.(a)                                         830                  12,450
Triarc Cos., Inc., Class B                                     2,040                  29,192
Wendy's International, Inc.                                      460                  16,114
Wyndham Worldwide Corp.(a)                                       830                  27,930
YUM! Brands, Inc.                                              2,420                  77,537
                                                                                 -----------
                                                                                   1,185,790
                                                                                 -----------
HOUSEHOLD DURABLES (1.0%)
American Greetings Corp., Class A                              1,320                  32,643
Bassett Furniture Industries, Inc.                               350                   4,574
Beazer Homes USA, Inc.                                           690                   9,653
Black & Decker Corp.                                             110                   9,523
Blyth, Inc.                                                      650                  14,508
Centex Corp.                                                     500                  18,655
Champion Enterprises, Inc.(a)                                  2,340                  27,425
D. R. Horton, Inc.                                             1,056                  17,234
Ethan Allen Interiors, Inc.                                      940                  32,110
Furniture Brands International, Inc.                             880                   9,698
Harman International Industries, Inc.                            164                  19,024
Hovnanian Enterprises, Inc., Class A(a)                          630                   8,341
Interface, Inc.                                                1,520                  28,014
Jacobs Engineering Group, Inc.(a)                              2,060                 126,958
KB HOME                                                          340                  10,815
La-Z-Boy, Inc.                                                 1,400                  14,014
Leggett & Platt, Inc.                                            760                  15,755
Lennar Corp., Class A                                            560                  17,170
Libbey, Inc.                                                     380                   7,581
M.D.C. Holdings, Inc.                                            631                  29,026
M/I Homes, Inc.                                                  320                   7,856
Meritage Homes Corp.(a)                                          550                  10,725
Mohawk Industries, Inc.(a)                                       800                  72,008
National Presto Industries, Inc.                                 120                   6,738
Newell Rubbermaid, Inc.                                        1,120                  29,624
NVR, Inc.(a)                                                      65                  37,601
Pulte Homes, Inc.                                                780                  15,085
Russ Berrie & Co., Inc.(a)                                       670                  10,311
Ryland Group, Inc.                                               780                  25,935
Skyline Corp.                                                    180                   5,031
Snap-on, Inc.                                                    230                  12,036
Standard Pacific Corp.                                         1,750                  25,917
Stanley Works                                                    320                  17,706
Toll Brothers, Inc.(a)                                         2,090                  45,834
Tupperware Corp.                                               1,070                  27,831
Whirlpool Corp.                                                  133                  13,581
                                                                                 -----------
                                                                                     816,540
                                                                                 -----------
HOUSEHOLD PRODUCTS (1.6%)
Central Garden & Pet Co., Class A(a)                           1,140                  13,954
Church & Dwight Co., Inc.                                      1,320                  64,759
Clorox Co.                                                       710                  42,927
Colgate-Palmolive Co.                                          2,310                 152,460
Energizer Holdings, Inc.(a)                                      890                  89,801
Kimberly-Clark Corp.                                           2,090                 140,594
Procter & Gamble Co.                                          12,491                 772,693
Spectrum Brands, Inc.(a)                                       1,390                   6,102
WD-40 Co.                                                        470                  15,599
                                                                                 -----------
                                                                                   1,298,889
                                                                                 -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Black Hills Corp.                                                720                  26,856
Constellation Energy Group                                       740                  62,012
Dynegy, Inc., Class A(a)                                       1,580                  14,078
The AES Corp.(a)                                               2,620                  51,483

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- CONTINUED
TXU Corp.                                                      1,880             $   122,670
                                                                                 -----------
                                                                                     277,099
                                                                                 -----------
INDUSTRIAL CONGLOMERATES (2.4%)
3M Co.                                                         2,004                 178,196
Carlisle Cos., Inc.                                            1,020                  46,186
General Electric Co.                                          40,410               1,566,291
Standex International Corp.                                      330                   7,821
Teleflex, Inc.                                                   670                  51,208
Textron, Inc.                                                    185                  20,885
Tredegar Corp.                                                 1,070                  19,645
Tyco International Ltd.                                        1,940                  91,742
                                                                                 -----------
                                                                                   1,981,974
                                                                                 -----------
INSURANCE (4.3%)
ACE Ltd.                                                       1,380                  79,654
AFLAC, Inc.                                                    2,220                 115,707
Ambac Financial Group, Inc.                                      280                  18,802
American Financial Group, Inc.                                 1,410                  39,607
American International Group, Inc.                            10,130                 650,144
Aon Corp.                                                      1,330                  53,253
Arthur J. Gallagher & Co.                                      1,900                  52,402
Assurant, Inc.                                                   370                  18,766
Brown & Brown, Inc.                                            2,220                  57,054
Chubb Corp.                                                    1,730                  87,209
Cincinnati Financial Corp.                                       852                  33,398
Delphi Financial Group, Inc., Class A                          1,370                  55,033
Everest Re Group Ltd.                                            671                  65,926
Fidelity National Financial, Inc., Class A                     3,405                  71,131
First American Financial Corp.                                 1,800                  83,322
Genworth Financial, Inc., Class A                              1,450                  44,254
Hanover Insurance Group, Inc.                                    910                  39,940
Hartford Financial Services Group, Inc.                          480                  44,098
HCC Insurance Holdings, Inc.                                   2,110                  61,781
Hilb, Rogal & Hobbs Co.                                        1,070                  46,331
Horace Mann Educators Corp.                                      710                  12,659
Infinity Property & Casualty Corp.                               650                  28,626
LandAmerica Financial Group, Inc.                                380                  29,104
Lincoln National Corp.                                         1,356                  81,794
Marsh & McLennan Cos., Inc.                                    2,300                  63,365
MBIA, Inc.                                                       640                  35,904
Mercury General Corp.                                            680                  35,210
MetLife, Inc.                                                  3,190                 192,102
Ohio Casualty Corp.                                            1,030                  44,712
Old Republic International Corp.                               3,787                  69,454
Philadelphia Consolidated Holding Corp.(a)                     1,650                  59,631
Presidential Life Corp.                                          820                  13,374
Principal Financial Group, Inc.                                1,180                  66,540
ProAssurance Corp.(a)                                            960                  47,405
Progressive Corp.                                              3,590                  75,318
Protective Life Corp.                                          1,380                  59,368
Prudential Financial, Inc.                                     1,055                  93,505
RLI Corp.                                                        630                  36,540
SAFECO Corp.                                                     500                  29,235
Safety Insurance Group, Inc.                                     450                  14,985
SCPIE Holdings, Inc.(a)                                          330                   7,415
Selective Insurance Group, Inc.                                1,620                  33,242
StanCorp Financial Group, Inc.                                 1,010                  47,430
Stewart Information Services Corp.                               590                  21,523
The Allstate Corp.                                             2,620                 139,253
The Commerce Group, Inc.                                         380                  10,917
The PMI Group, Inc.                                            1,700                  57,919
The Travelers Cos., Inc.                                       2,850                 144,723
Torchmark Corp.                                                  460                  28,308
United Fire & Casualty Co.                                       620                  21,340
Unitrin, Inc.                                                    930                  39,413
Unum Group                                                     1,160                  28,188
W.R. Berkley Corp.                                             3,237                  95,233
XL Capital Ltd.                                                  740                  57,616
Zenith National Insurance Corp.                                1,065                  42,983
                                                                                 -----------
                                                                                   3,582,146
                                                                                 -----------
INTERNET & CATALOG RETAIL (0.0%)
Netflix, Inc.(a)                                                 920                  15,852
                                                                                 -----------
INTERNET SOFTWARE & SERVICES (1.1%)
Amazon.com, Inc.(a)                                            1,200                  94,248
Bankrate, Inc.(a)                                                380                  17,043
Blue Nile, Inc.(a)                                               370                  27,976
Concur Technologies, Inc.(a)                                     460                  10,976
Digital River, Inc.(a)                                           400                  18,004
Google, Inc., Class A(a)                                         804                 410,040
IAC/InterActiveCorp(a)                                           970                  27,878
InfoSpace, Inc.                                                  990                  20,612
J2 Global Communications, Inc.(a)                              1,590                  51,897
McAfee, Inc.(a)                                                2,880                 103,277
MIVA, Inc.(a)                                                    930                   5,998
PetMed Express, Inc.(a)                                          520                   7,582
Stamps.com, Inc.(a)                                              700                   8,015
United Online, Inc.                                            1,670                  23,580
ValueClick, Inc.(a)                                            1,810                  38,698
VeriSign, Inc.(a)                                              1,360                  40,378
Websense, Inc.(a)                                              1,310                  26,148
                                                                                 -----------
                                                                                     932,350
                                                                                 -----------
IT SERVICES (1.8%)
3Com Corp.(a)                                                  6,750                  27,000
Acxiom Corp.                                                   1,540                  38,746
Affiliated Computer Services, Inc., Class A(a)                   460                  24,684
Alliance Data Systems Corp.(a)                                 1,110                  85,248
Automatic Data Processing, Inc.                                2,420                 112,336
BISYS Group, Inc.(a)                                           2,150                  25,736
Broadridge Financial Solutions Inc.                            1,985                  34,916
CACI International, Inc., Class A(a)                             900                  39,996
Ceridian Corp.(a)                                              2,790                  94,581
Cerner Corp.(a)                                                1,230                  65,030
CheckFree Corp.(a)                                             1,700                  62,628
Ciber, Inc.(a)                                                 1,910                  14,497
Cognizant Technology Solutions Corp., Class A(a)                 570                  46,159
Computer Sciences Corp.(a)                                       800                  44,544
Convergys Corp.(a)                                               620                  11,811
CSG Systems International, Inc.(a)                             1,000                  25,020
DST Systems, Inc.(a)                                             910                  69,042
eFunds Corp.(a)                                                1,470                  52,552
Electronic Data Systems Corp.                                  2,390                  64,506
Fidelity National Information Services, Inc.                     846                  41,987
First Data Corp.                                               2,920                  92,827
Fiserv, Inc.(a)                                                  810                  40,030
Gartner, Inc.(a)                                               1,330                  27,837
Gevity HR, Inc.                                                  890                  13,377
Global Payments, Inc.                                          1,410                  52,734

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
IT SERVICES -- CONTINUED
ManTech International Corp., Class A(a)                          600             $    19,596
MAXIMUS, Inc.                                                    610                  25,492
MoneyGram International, Inc.                                  1,590                  40,688
MPS Group, Inc.(a)                                             1,780                  23,727
Paychex, Inc.                                                  1,470                  60,829
SRA International, Inc., Class A(a)                              760                  18,103
StarTek, Inc.                                                    470                   5,151
Sykes Enterprises, Inc.(a)                                       570                   9,542
Unisys Corp.(a)                                                1,310                  10,598
Western Union Co.                                              2,650                  52,867
                                                                                 -----------
                                                                                   1,474,417
                                                                                 -----------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Arctic Cat, Inc.                                                 620                  11,234
Brunswick Corp.                                                  440                  12,302
Callaway Golf Co.                                              1,420                  23,047
Eastman Kodak Co.                                              1,370                  34,592
Hasbro, Inc.                                                     800                  22,416
JAKKS Pacific, Inc.(a)                                           800                  18,968
K2, Inc.(a)                                                    1,410                  20,600
MarineMax, Inc.(a)                                               500                   9,350
Mattel, Inc.                                                   1,780                  40,780
Nautilus Group, Inc.                                           1,090                  10,726
Polaris Industries, Inc.                                       1,070                  52,815
Pool Corp.                                                     1,460                  49,071
RC2 Corp.(a)                                                     520                  18,413
Sturm, Ruger & Co., Inc.(a)                                      930                  18,163
                                                                                 -----------
                                                                                     342,477
                                                                                 -----------
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)                                            1,290                  31,450
Applera Corp.                                                    950                  29,659
Cambrex Corp.                                                    990                  13,524
Charles River Laboratories International, Inc.(a)              1,300                  66,534
Covance, Inc.(a)                                               1,190                  83,978
Dionex Corp.(a)                                                  450                  30,605
Enzo Biochem, Inc.(a)                                            962                  12,294
Invitrogen Corp.(a)                                              890                  63,902
Kendle International, Inc.(a)                                    350                  12,933
Millipore Corp.(a)                                               310                  24,369
PAREXEL International Corp.(a)                                   810                  32,748
Pharmaceutical Product Development, Inc.                       1,950                  65,325
Pharmanet Development Group, Inc.(a)                             610                  17,080
Thermo Electron Corp.(a)                                       1,790                  93,456
Ventana Medical Systems, Inc.(a)                                 550                  45,837
                                                                                 -----------
                                                                                     623,694
                                                                                 -----------
MACHINERY (3.0%)
A.S.V., Inc.(a)                                                  510                   7,441
AGCO Corp.(a)                                                  1,650                  63,410
Albany International Corp., Class A                              840                  31,483
Applied Industrial Technologies, Inc.                          1,120                  31,797
Astec Industries, Inc.(a)                                        500                  26,085
Barnes Group, Inc.                                             1,200                  37,440
Briggs & Stratton Corp.                                        1,500                  42,540
Cascade Corp.                                                    260                  17,625
Caterpillar, Inc.                                              2,450                 193,060
CLARCOR, Inc.                                                  1,560                  54,272
Crane Co.                                                        920                  42,191
Cummins, Inc.                                                    350                  41,545
Danaher Corp.                                                    900                  67,212
Deere & Co.                                                      646                  77,791
Donaldson Co., Inc.                                            1,300                  47,307
Dover Corp.                                                      790                  40,290
Eaton Corp.                                                      390                  37,900
EnPro Industries, Inc.(a)                                        600                  23,628
Federal Signal Corp.                                             800                  10,760
Flowserve Corp.                                                  920                  66,488
Gardner Denver, Inc.(a)                                        1,420                  59,058
Graco, Inc.                                                    1,240                  50,890
Harsco Corp.                                                   1,440                  75,830
IDEX Corp.                                                     2,250                  81,472
Illinois Tool Works, Inc.                                      1,670                  91,933
Ingersoll-Rand Co., Class A                                    1,270                  63,906
Intevac, Inc.(a)                                                 550                   8,938
ITT Industries, Inc.                                             730                  45,902
Joy Global, Inc.                                               1,865                  92,299
Kaydon Corp.                                                     770                  40,972
Kennametal, Inc.                                                 610                  46,763
Lincoln Electric Holdings, Inc.                                  690                  49,673
Lindsay Manufacturing Co.                                        320                  13,011
Lydall, Inc.(a)                                                  510                   5,891
Mueller Industries, Inc.                                       1,020                  37,618
Nordson Corp.                                                    590                  26,998
Oshkosh Truck Corp.                                            1,330                  76,143
PACCAR, Inc.                                                     890                  72,820
Pall Corp.                                                       480                  19,930
Parker Hannifin Corp.                                            167                  16,480
Pentair, Inc.                                                  1,850                  66,970
Robbins & Myers, Inc.                                            430                  22,674
SPX Corp.                                                        950                  89,176
Terex Corp.(a)                                                   390                  33,638
The Manitowoc Co., Inc.                                        1,630                 126,602
The Timken Co.                                                 1,550                  51,770
Toro Co.                                                       1,110                  62,404
Trinity Industries, Inc.                                       1,335                  51,037
Valmont Industries, Inc.                                         460                  34,771
Wabash National Corp.                                            970                  12,329
Watts Water Technologies, Inc.                                   730                  25,484
                                                                                 -----------
                                                                                   2,513,647
                                                                                 -----------
MARINE (0.2%)
Alexander & Baldwin, Inc.                                        770                  41,749
Kirby Corp.(a)                                                 1,440                  58,335
Overseas Shipholding Group, Inc.                                 370                  28,708
                                                                                 -----------
                                                                                     128,792
                                                                                 -----------
MEDIA (1.3%)
4Kids Entertainment, Inc.(a)                                     570                   9,120
Belo Corp., Class A                                            2,500                  44,750
Catalina Marketing Corp.                                         850                  25,661
CBS Corp., Class B                                             4,060                 128,783
Clear Channel Communications, Inc.                             2,570                  94,833
Dow Jones & Co., Inc.                                            260                  14,919
Entercom Communications Corp., Class A                         1,300                  29,354
Gannett Co., Inc.                                              1,310                  65,369
Harte-Hanks, Inc.                                              1,360                  32,028
Interpublic Group of Cos., Inc.(a)                             1,710                  17,938
John Wiley & Sons, Inc., Class A                                 650                  27,488
Lee Enterprises, Inc.                                          1,070                  18,843
Live Nation, Inc.(a)                                           2,137                  42,441
McGraw Hill Cos., Inc.                                         1,670                 101,035
Media General, Inc., Class A                                     560                  15,792
Meredith Corp.                                                   450                  25,420

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
MEDIA -- CONTINUED
New York Times Co., Class A                                      950             $    21,717
News Corp., Class A                                           10,430                 220,282
Omnicom Group, Inc.                                              160                   8,299
Radio One, Inc., Class D(a)                                    1,630                   9,927
Scholastic Corp.(a)                                              690                  22,204
The E.W. Scripps Co., Class A                                    840                  34,415
Tribune Co.                                                    1,180                  32,993
Valassis Communications, Inc., Class A(a)                      1,070                  12,701
Washington Post Co., Class B                                      60                  47,445
Westwood One, Inc.                                             2,010                  10,573
                                                                                 -----------
                                                                                   1,114,330
                                                                                 -----------
METALS & MINING (1.4%)
A.M. Castle & Co.                                                330                  10,897
Alcoa, Inc.                                                    3,390                 129,498
Allegheny Technologies, Inc.                                     350                  36,725
AMCOL International Corp.                                        750                  21,473
Brush Engineered Materials, Inc.(a)                              580                  21,965
Carpenter Technology Corp.                                       393                  46,645
Century Aluminum Co.(a)                                          600                  30,924
Chaparral Steel Co.                                            1,270                 106,731
Cleveland Cliffs, Inc.                                         1,060                  73,426
Commercial Metals Co.                                          2,170                  66,923
Freeport-McMoRan Copper & Gold, Inc., Class B                  1,429                 134,297
Gibraltar Industries, Inc.                                       450                   8,690
Newmont Mining Corp.                                           1,820                  75,985
Nucor Corp.                                                    1,170                  58,734
Quanex Corp.                                                   1,015                  45,736
Reliance Steel & Aluminum Co.                                  1,150                  60,421
RTI International Metals, Inc.(a)                                580                  45,959
Ryerson Tull, Inc.                                               770                  24,709
Steel Dynamics, Inc.                                           1,530                  64,153
United States Steel Corp.                                        380                  37,350
Worthington Industries, Inc.                                   1,370                  28,359
                                                                                 -----------
                                                                                   1,129,600
                                                                                 -----------
MULTI-UTILITIES (1.6%)
Alliant Energy Corp.                                           2,370                  87,572
Ameren Corp.                                                     940                  45,101
Aquila, Inc.(a)                                                4,780                  18,068
Avista Corp.                                                   1,300                  25,766
CenterPoint Energy, Inc.                                       1,150                  18,952
CH Energy Group, Inc.                                            480                  21,288
CMS Energy Corp.                                                 800                  12,928
Consolidated Edison, Inc.                                      1,200                  52,416
Dominion Resources, Inc.                                         447                  37,646
DTE Energy Co.                                                   950                  44,061
Duke Energy Corp.                                              4,846                  82,527
Energy East Corp.                                              2,830                  71,627
Integrys Energy Group, Inc.                                      648                  32,070
KeySpan Corp.                                                    860                  35,733
MDU Resources Group, Inc.                                      3,450                  94,047
NiSource, Inc.                                                 1,140                  21,740
NSTAR                                                          2,480                  77,996
OGE Energy Corp.                                               1,680                  55,692
PG&E Corp.                                                     1,550                  66,356
PNM Resources, Inc.                                            1,240                  32,029
Public Service Enterprise Group, Inc.                            523                  43,535
Puget Energy, Inc.                                             1,670                  38,661
SCANA Corp.                                                    2,430                  90,833
Sempra Energy                                                  1,190                  62,737
TECO Energy, Inc.                                                810                  13,073
Vectren Corp.                                                  1,320                  32,960
Wisconsin Energy Corp.                                         2,400                 103,032
Xcel Energy, Inc.                                              1,610                  32,683
                                                                                 -----------
                                                                                   1,351,129
                                                                                 -----------
MULTILINE RETAIL (0.8%)
99 Cents Only Stores(a)                                        1,170                  14,239
Big Lots, Inc.(a)                                                350                   9,051
Dillard's, Inc., Class A                                         280                   8,369
Dollar Tree Stores, Inc.(a)                                    1,910                  73,077
Family Dollar Stores, Inc.                                       680                  20,142
Fred's, Inc.                                                   1,080                  12,820
J.C. Penney Co., Inc.                                            790                  53,752
Kohl's Corp.(a)                                                1,230                  74,784
Macy's, Inc.                                                   2,062                  74,376
Nordstrom, Inc.                                                  910                  43,298
Saks, Inc.                                                     2,650                  49,051
Sears Holdings Corp.(a)                                          160                  21,886
Target Corp.                                                   3,360                 203,515
Tuesday Morning Corp.                                            640                   7,462
                                                                                 -----------
                                                                                     665,822
                                                                                 -----------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.(a)                                                 3,940                  68,792
Zebra Technologies Corp., Class A(a)                           1,320                  47,824
                                                                                 -----------
                                                                                     116,616
                                                                                 -----------
OIL, GAS & CONSUMABLE FUELS (6.7%)
Anadarko Petroleum Corp.                                       1,760                  88,581
Apache Corp.                                                   1,310                 105,782
Arch Coal, Inc.                                                2,490                  74,426
Cabot Oil & Gas Corp., Class A                                 2,560                  87,552
Chesapeake Energy Corp.                                        1,420                  48,337
Chevron Corp.                                                  8,249                 703,310
Cimarex Energy Co.                                             1,680                  63,588
ConocoPhillips                                                 6,259                 505,978
CONSOL Energy, Inc.                                              670                  27,906
Denbury Resources, Inc.(a)                                     2,140                  85,600
Devon Energy Corp.                                             1,830                 136,536
El Paso Corp.                                                  2,430                  40,459
Encore Acquisition Co.(a)                                        260                   6,726
EOG Resources, Inc.                                              970                  67,997
Exxon Mobil Corp.                                             20,762               1,767,469
Forest Oil Corp.(a)                                              970                  39,256
Frontier Oil Corp.                                             2,000                  77,460
Hess Corp.                                                     1,100                  67,320
Hornbeck Offshore Services, Inc.(a)                              520                  22,386
Marathon Oil Corp.                                             2,160                 119,232
Massey Energy Co.                                              2,150                  45,902
Murphy Oil Corp.                                                 750                  46,530
Newfield Exploration Co.(a)                                    2,260                 108,593
Noble Energy, Inc.                                             2,990                 182,809
Occidental Petroleum Corp.                                     3,282                 186,155
Peabody Energy Corp.                                           1,060                  44,796
Penn Virginia Corp.                                              900                  34,830
Petroleum Development Corp.(a)                                   410                  16,539
Pioneer Natural Resources Co.                                  2,190                  99,645
Plains Exploration & Production Co.(a)                         1,310                  56,605
Pogo Producing Co.                                               960                  51,130
Quicksilver Resources, Inc.(a)                                   940                  39,593
Southwestern Energy Co.(a)                                     2,920                 118,640
St. Mary Land & Exploration Co.                                1,450                  48,270
Stone Energy Corp.(a)                                            710                  23,075
Sunoco, Inc.                                                     470                  31,358

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
OIL, GAS & CONSUMABLE FUELS -- CONTINUED
Swift Energy Co.(a)                                              710             $    30,345
Valero Energy Corp.                                            2,110                 141,391
Williams Cos., Inc.                                            2,460                  79,335
World Fuel Services Corp.                                        780                  31,894
XTO Energy, Inc.                                               1,356                  73,943
                                                                                 -----------
                                                                                   5,627,279
                                                                                 -----------
PAPER & FOREST PRODUCTS (0.3%)
Bowater, Inc.                                                  1,200                  23,544
Buckeye Technologies, Inc.(a)                                  1,110                  17,016
Deltic Timber Corp.                                              270                  14,037
International Paper Co.                                        2,090                  77,476
Louisiana-Pacific Corp.                                        1,380                  25,558
MeadWestvaco Corp.                                               900                  29,286
Neenah Paper, Inc.                                               460                  17,816
Pope & Talbot, Inc.(a)                                           510                   1,341
Wausau-Mosinee Paper Corp.                                     1,480                  16,561
Weyerhaeuser Co.                                                 790                  56,280
                                                                                 -----------
                                                                                     278,915
                                                                                 -----------
PERSONAL PRODUCTS (0.3%)
Alberto-Culver Co.                                               590                  13,877
Avon Products, Inc.                                            2,040                  73,460
Chattem, Inc.(a)                                                 570                  32,011
NBTY, Inc.(a)                                                  1,040                  45,282
Playtex Products, Inc.(a)                                      1,170                  20,955
The Estee Lauder Cos., Inc., Class A                             570                  25,661
                                                                                 -----------
                                                                                     211,246
                                                                                 -----------
PHARMACEUTICALS (3.5%)
Abbott Laboratories                                            6,480                 328,471
Allergan, Inc.                                                   860                  49,992
Alpharma, Inc., Class A                                        1,430                  35,450
Bradley Pharmaceuticals, Inc.(a)                                 530                   8,501
Bristol-Myers Squibb Co.                                       8,070                 229,269
Eli Lilly & Co.                                                4,310                 233,128
Endo Pharmaceuticals Holdings, Inc.(a)                         1,470                  49,995
Forest Laboratories, Inc.(a)                                   1,420                  57,084
Johnson & Johnson                                             11,640                 704,220
King Pharmaceuticals, Inc.(a)                                  1,240                  21,092
Medicis Pharmaceutical Corp., Class A                          1,100                  31,383
Merck & Co., Inc.                                              8,690                 431,458
MGI Pharma, Inc.(a)                                            2,300                  57,569
Mylan Laboratories, Inc.                                       1,280                  20,518
Noven Pharmaceuticals, Inc.(a)                                   910                  16,162
Par Pharmaceutical Cos., Inc.(a)                                 860                  20,373
Perrigo Co.                                                    1,870                  34,875
Schering-Plough Corp.                                          6,390                 182,371
Sciele Pharma, Inc.(a)                                           940                  21,799
Sepracor, Inc.(a)                                              1,920                  54,010
Valeant Pharmaceuticals International                          2,050                  32,165
ViroPharma, Inc.(a)                                            1,760                  22,616
Watson Pharmaceuticals, Inc.(a)                                  660                  20,077
Wyeth                                                          5,460                 264,919
                                                                                 -----------
                                                                                   2,927,497
                                                                                 -----------
RADIO BROADCASTING (0.1%)
Arbitron, Inc.                                                   910                  45,318
                                                                                 -----------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.0%)
CB Richard Ellis Group, Inc., Class A(a)                         620                  21,650
Acadia Realty Trust                                              340                   7,830
AMB Property Corp.                                             1,730                  92,174
Apartment Investment & Management Co., Class A                   440                  18,590
Archstone-Smith Trust                                            890                  51,095
AvalonBay Communities, Inc.                                       40                   4,319
Boston Properties, Inc.                                          340                  32,127
Colonial Properties Trust                                      1,320                  45,659
Cousins Properties, Inc.                                         450                  11,569
Developers Diversified Realty Corp.                              780                  37,440
Eastgroup Properties, Inc.                                       670                  27,631
Entertainment Properties Trust                                   730                  32,521
Equity Residential                                             1,240                  49,364
Essex Property Trust, Inc.                                       301                  32,382
General Growth Properties, Inc.                                  270                  12,955
Highwood Properties, Inc.                                        930                  30,253
Hospitality Properties Trust                                   1,490                  57,156
Host Hotels & Resorts, Inc.                                    1,340                  28,301
Inland Real Estate Corp.                                       1,230                  18,598
Kilroy Realty Corp.                                              940                  60,564
Kimco Realty Corp.                                               770                  28,744
Lexington Corp. Properties Trust                               1,310                  24,720
Liberty Property Trust                                         1,750                  65,642
Macerich Co.                                                   1,250                  91,437
Mack-Cali Realty Corp.                                         1,180                  45,548
Mid-America Apartment Communities, Inc.                          630                  28,432
National Retail Properties, Inc.                               1,340                  29,024
Parkway Properties, Inc.                                         420                  17,044
Plum Creek Timber Co., Inc.                                      800                  31,088
Potlatch Corp.                                                   706                  30,845
ProLogis                                                       1,090                  62,021
PS Business Parks, Inc.                                          430                  21,973
Public Storage, Inc.                                             537                  37,638
Rayonier, Inc.                                                 1,540                  65,204
Regency Centers Corp.                                          1,300                  84,331
Senior Housing Properties Trust                                1,370                  23,674
Simon Property Group, Inc.                                       790                  68,359
Sovran Self Storage, Inc.                                        540                  23,274
Tanger Factory Outlet Centers, Inc.                              610                  20,392
UDR, Inc.                                                      2,410                  55,647
Vornado Realty Trust                                             190                  20,336
Weingarten Realty Investors                                    1,590                  58,210
                                                                                 -----------
                                                                                   1,584,111
                                                                                 -----------
ROAD & RAIL (1.0%)
Arkansas Best Corp.                                              680                  24,500
Atmel Corp.(a)                                                 8,110                  43,713
Avis Budget Group, Inc.(a)                                     1,600                  41,072
Burlington Northern Santa Fe Corp.                             1,320                 108,425
Con-way, Inc.                                                    810                  40,006
CSX Corp.                                                      1,690                  80,123
Heartland Express, Inc.                                        2,043                  30,461
J.B. Hunt Transport Services, Inc.                             2,180                  60,887
Kansas City Southern(a)                                        2,170                  74,887
Knight Transportation, Inc.                                    1,910                  33,692
Landstar System, Inc.                                          1,550                  70,463
Norfolk Southern Corp.                                         1,580                  84,973
Old Dominion Freight Line, Inc.(a)                               785                  22,655
Ryder System, Inc.                                               200                  10,874
Union Pacific Corp.                                              530                  63,144
Werner Enterprises, Inc.                                       1,170                  22,745

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
ROAD & RAIL -- CONTINUED
YRC Worldwide, Inc.(a)                                           983             $    31,574
                                                                                 -----------
                                                                                     844,194
                                                                                 -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Actel Corp.(a)                                                   690                   8,142
Advanced Energy Industries, Inc.(a)                              850                  15,054
Advanced Micro Devices, Inc.(a)                                1,930                  26,132
Altera Corp.                                                   1,430                  33,176
Analog Devices, Inc.                                           1,410                  49,984
Applied Materials, Inc.                                        6,520                 143,701
ATMI, Inc.(a)                                                    930                  26,951
Axcelis Technologies, Inc.(a)                                  2,700                  14,985
Broadcom Corp., Class A(a)                                     1,970                  64,636
Brooks Automation, Inc.(a)                                     2,200                  38,654
Cabot Microelectronics Corp.(a)                                  620                  26,431
Cohu, Inc.                                                       660                  13,193
Cree, Inc.(a)                                                  1,410                  36,124
Cymer, Inc.(a)                                                   950                  40,612
Cypress Semiconductor Corp.(a)                                 2,850                  71,421
Diodes, Inc.(a)                                                  750                  19,928
DSP Group, Inc.(a)                                               910                  16,216
Exar Corp.(a)                                                  1,110                  15,684
Fairchild Semiconductor International, Inc.(a)                 2,200                  40,150
FEI Co.(a)                                                       780                  22,370
Integrated Device Technology, Inc.(a)                          3,621                  58,914
Intel Corp.                                                   21,910                 517,514
International Rectifier Corp.(a)                               1,320                  48,457
Intersil Corp., Class A                                        2,560                  74,880
KLA-Tencor Corp.                                                 620                  35,210
Kopin Corp.(a)                                                 1,940                   7,391
Kulicke & Soffa Industries, Inc.(a)                            1,420                  13,291
Lam Research Corp.(a)                                          2,200                 127,248
Lattice Semiconductor Corp.(a)                                 1,950                   9,224
Linear Technology Corp.                                        1,200                  42,780
LSI Logic Corp.(a)                                             1,420                  10,224
Maxim Integrated Products, Inc.                                1,290                  40,893
MEMC Electronic Materials, Inc.(a)                               780                  47,830
Micrel, Inc.                                                   1,460                  15,111
Microchip Technology, Inc.                                     3,800                 137,978
Micron Technology, Inc.(a)                                     2,480                  29,438
Microsemi Corp.(a)                                             1,940                  45,221
MKS Instruments, Inc.(a)                                         820                  18,614
National Semiconductor Corp.                                   1,270                  33,007
Novellus Systems, Inc.(a)                                        440                  12,549
NVIDIA Corp.(a)                                                1,350                  61,776
Pericom Semiconductor Corp.(a)                                   770                   8,224
Photronics, Inc.(a)                                            1,330                  18,647
QLogic Corp.(a)                                                  850                  11,297
RF Micro Devices, Inc.(a)                                      3,190                  22,139
Rudolph Technologies, Inc.(a)                                    600                   9,390
Semtech Corp.(a)                                               1,410                  22,912
Silicon Laboratories, Inc.(a)                                    980                  34,133
Skyworks Solutions, Inc.(a)                                    4,590                  36,353
Standard Microsystems Corp.(a)                                   560                  18,698
Supertex, Inc.(a)                                                360                  12,568
Teradyne, Inc.(a)                                                790                  12,395
Texas Instruments, Inc.                                        5,610                 197,416
TriQuint Semiconductor, Inc.(a)                                2,370                  10,475
Ultratech, Inc.(a)                                               750                   9,405
Varian Semiconductor Equipment Associates, Inc.(a)             2,072                  97,384
Veeco Instruments, Inc.(a)                                       850                  15,555
Xilinx, Inc.                                                   1,390                  34,750
                                                                                 -----------
                                                                                   2,682,835
                                                                                 -----------
SOFTWARE (3.3%)
ACI Worldwide, Inc.(a)                                           690                  21,066
Activision, Inc.(a)                                            4,911                  84,027
Adobe Systems, Inc.(a)                                         2,404                  96,857
Advent Software, Inc.(a)                                         320                  12,170
ANSYS, Inc.(a)                                                 2,240                  58,330
Autodesk, Inc.(a)                                                930                  39,404
Blackbaud, Inc.                                                  970                  20,312
BMC Software, Inc.(a)                                            940                  26,997
CA, Inc.                                                       1,960                  49,157
Cadence Design Systems, Inc.(a)                                5,420                 115,988
Captaris, Inc.(a)                                              1,110                   5,694
Catapult Communications Corp.(a)                                 410                   3,493
Citrix Systems, Inc.(a)                                          740                  26,766
Compuware Corp.(a)                                             1,610                  15,021
Electronic Arts, Inc.(a)                                       1,350                  65,664
Epicor Software Corp.(a)                                       1,260                  16,456
EPIQ Systems, Inc.(a)                                            870                  14,834
FactSet Research Systems, Inc.                                 1,100                  72,589
Fair Issac Corp.                                               1,250                  49,075
Informatica Corp.(a)                                           1,640                  22,862
Intuit, Inc.(a)                                                1,430                  40,955
Jack Henry & Associates, Inc.                                  1,720                  41,314
JDA Software Group, Inc.(a)                                      940                  21,253
Macrovision Corp.(a)                                           1,020                  24,256
Manhattan Associates, Inc.(a)                                    830                  23,132
Mentor Graphics Corp.(a)                                       1,430                  17,174
MICROS Systems, Inc.(a)                                        1,180                  62,870
Microsoft Corp.                                               34,260                 993,197
Napster, Inc.(a)                                               1,240                   3,460
Novell, Inc.(a)                                                1,500                  10,065
Oracle Corp.(a)                                               15,311                 292,746
Parametric Technology Corp.(a)                                 1,522                  26,833
Phoenix Technologies Ltd.(a)                                     840                   9,685
Progress Software Corp.(a)                                     1,260                  38,115
Quality Systems, Inc.                                            480                  18,595
Radiant Systems, Inc.(a)                                         890                  12,371
Secure Computing Corp.(a)                                      1,290                  10,191
Sonic Solutions(a)                                               810                   9,056
SPSS, Inc.(a)                                                    570                  23,393
Sybase, Inc.(a)                                                1,790                  42,459
Symantec Corp.(a)                                              4,222                  81,062
Synopsys, Inc.(a)                                              2,780                  67,999
THQ, Inc.(a)                                                   1,855                  53,350
Wind River Systems, Inc.(a)                                    1,540                  14,722
                                                                                 -----------
                                                                                   2,755,015
                                                                                 -----------
SPECIALTY RETAIL (3.2%)
Aaron Rents, Inc.                                              1,440                  33,293
Abercrombie & Fitch Co., Class A                                 310                  21,669
Advance Auto Parts, Inc.                                       1,880                  65,368
Aeropostale, Inc.(a)                                             940                  35,795
American Eagle Outfitters, Inc.                                3,530                  85,638
AnnTaylor Stores Corp.(a)                                      1,310                  41,160
AutoNation, Inc.(a)                                              900                  17,532
Barnes & Noble, Inc.                                             960                  32,208
Bed Bath & Beyond, Inc.(a)                                     1,080                  37,411
Best Buy Co., Inc.                                             1,630                  72,682
Borders Group, Inc.                                            1,270                  20,777
CarMax, Inc.(a)                                                3,840                  91,891

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                            ----------           -----------
COMMON STOCKS -- CONTINUED
SPECIALTY RETAIL -- CONTINUED
Cato Corp.                                                       885             $    18,302
Charming Shoppes, Inc.(a)                                      1,430                  14,128
Chico's FAS, Inc.(a)                                           3,100                  60,016
Children's Place Retail Stores, Inc.(a)                          600                  20,466
Christopher & Banks Corp.                                      1,060                  15,815
Circuit City Stores, Inc.                                        650                   7,735
Coldwater Creek, Inc.(a)                                         930                  18,312
Cost Plus, Inc.(a)                                               710                   5,034
CPI Corp.                                                        140                   8,224
Dick's Sporting Goods, Inc.(a)                                   650                  36,550
Finish Line, Inc., Class A                                     1,190                   8,044
Foot Locker, Inc.                                              2,860                  53,082
GameStop Corp., Class A(a)                                     2,692                 108,622
Gap, Inc.                                                      2,790                  47,988
Genesco, Inc.(a)                                                 620                  31,341
Group 1 Automotive, Inc.                                         620                  23,262
Guitar Center, Inc.(a)                                           760                  44,118
Gymboree Corp.(a)                                                840                  36,162
Haverty Furniture Cos., Inc.                                     620                   6,913
Hibbett Sports, Inc.(a)                                          885                  22,683
Home Depot, Inc.                                               8,080                 300,334
Hot Topic, Inc.(a)                                             1,350                  12,150
Jo-Ann Stores, Inc.(a)                                           640                  15,238
Jos. A. Bank Clothiers, Inc.(a)                                  457                  15,767
Limited Brands                                                 1,500                  36,225
Lithia Motors, Inc., Class A                                     290                   5,971
Lowe's Cos., Inc.                                              5,830                 163,298
Men's Wearhouse, Inc.                                          1,430                  70,642
Midas Group, Inc.(a)                                             420                   7,631
Movado Group, Inc.                                               500                  14,120
O'Reilly Automotive, Inc.(a)                                   2,120                  70,617
Office Depot, Inc.(a)                                          1,060                  26,458
OfficeMax, Inc.                                                  290                   9,535
Pacific Sunwear of California, Inc.(a)                         1,370                  24,687
Payless ShoeSource, Inc.(a)                                    1,220                  32,476
PETsMart, Inc.                                                 2,650                  85,675
RadioShack Corp.                                                 640                  16,083
Rent-A-Center, Inc.(a)                                         1,320                  25,621
Ross Stores, Inc.                                              2,550                  73,772
Select Comfort Corp.(a)                                        1,565                  24,946
Sonic Automotive, Inc., Class A                                  910                  24,934
Stage Stores, Inc.                                             1,215                  21,676
Staples, Inc.                                                  2,865                  65,952
Stein Mart, Inc.                                               1,010                  10,868
The Dress Barn, Inc.(a)                                        1,350                  24,557
The Pep Boys - Manny, Moe & Jack                               1,610                  27,257
The Sherwin-Williams Co.                                         480                  33,451
Tiffany & Co.                                                    540                  26,055
TJX Cos., Inc.                                                 1,790                  49,673
Tractor Supply Co.(a)                                            970                  46,094
Tween Brands, Inc.(a)                                            880                  33,669
Urban Outfitters, Inc.(a)                                      2,090                  41,925
Williams-Sonoma, Inc.                                          2,080                  64,043
Zale Corp.(a)                                                  1,440                  30,571
                                                                                 -----------
                                                                                   2,674,192
                                                                                 -----------
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Ashworth, Inc.(a)                                                430                   3,036
Brown Shoe Company, Inc.                                       1,215                  25,442
Coach, Inc.(a)                                                 1,480                  67,281
Crocs, Inc.(a)                                                 1,720                 102,030
Deckers Outdoor Corp.(a)                                         280                  28,868
Fossil, Inc.(a)                                                1,420                  36,281
Hanesbrands, Inc.(a)                                           1,405                  43,569
Iconix Brand Group, Inc.(a)                                      270                   5,341
Jones Apparel Group, Inc.                                        490                  12,230
K-Swiss, Inc, Class A                                            740                  16,480
Kellwood Co.                                                     820                  21,025
Liz Claiborne, Inc.                                              440                  15,462
NIKE, Inc., Class B                                            1,560                  88,062
Oxford Industries, Inc.                                          390                  15,756
Phillips-Van Heusen Corp.                                        980                  51,019
Polo Ralph Lauren Corp.                                          150                  13,402
Quiksilver, Inc.(a)                                            3,660                  46,958
Skechers U.S.A., Inc., Class A(a)                                700                  14,553
Stride Rite Corp.                                                950                  19,351
The Timberland Co., Class A(a)                                 1,060                  25,196
UniFirst Corp.                                                   310                  11,644
VF Corp.                                                         290                  24,879
Volcom, Inc.(a)                                                  150                   5,322
Wolverine World Wide, Inc.                                     1,635                  44,243
                                                                                 -----------
                                                                                     737,430
                                                                                 -----------
THRIFTS & MORTGAGE FINANCE (1.3%)
Anchor BanCorp of Wisconsin, Inc.                                500                  11,175
Astoria Financial Corp.                                        1,725                  40,624
BankAtlantic Bancorp, Inc., Class A                            1,730                  15,172
BankUnited Financial Corp., Class A                              880                  14,819
Brookline Bancorp, Inc.                                        1,560                  16,021
Corus Bankshares, Inc.                                           350                   5,691
Countrywide Financial Corp.                                    2,300                  64,791
Dime Community Bancshares, Inc.                                  830                   9,288
Downey Financial Corp.                                           500                  26,595
Federal Home Loan Mortgage Corp.                               2,720                 155,775
Federal National Mortgage Assoc.                               3,800                 227,392
FirstFed Financial Corp.(a)                                      450                  20,340
Flagstar Bancorp, Inc.                                         1,510                  16,157
Franklin Bank Corp.(a)                                           180                   1,931
Fremont General Corp.                                          2,160                  12,463
IndyMac Bancorp, Inc.                                          1,190                  26,180
MAF Bancorp, Inc.                                                860                  45,167
MGIC Investment Corp.                                            410                  15,851
New York Community Bancorp, Inc.                               4,450                  72,224
Radian Group, Inc.                                             1,470                  49,554
Sovereign Bancorp, Inc.                                        1,228                  23,504
Triad Guaranty, Inc.(a)                                          320                   8,822
TrustCo Bank Corp. NY                                          1,840                  17,075
Washington Federal, Inc.                                       1,100                  24,783
Washington Mutual, Inc.                                        3,836                 143,965
Webster Financial Corp.                                        1,050                  45,633
                                                                                 -----------
                                                                                   1,110,992
                                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.                                                   2,260                 101,858
GATX Corp.                                                       940                  42,639
Lawson Products, Inc.                                            110                   3,863
MSC Industrial Direct Co., Inc., Class A                         990                  49,787
United Rentals, Inc.(a)                                        1,220                  39,211
W.W. Grainger, Inc.                                              120                  10,483
Watsco, Inc.                                                     630                  31,443
                                                                                 -----------
                                                                                     279,284
                                                                                 -----------
WATER UTILITIES (0.1%)
American States Water Co.                                        550                  20,289

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                              SHARES                VALUE
                                                           -----------           -----------
COMMON STOCKS -- CONTINUED
WATER UTILITIES -- CONTINUED
Aqua America, Inc.                                             2,493             $    54,547
                                                                                 -----------
                                                                                      74,836
                                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL Corp.                                                   1,740                 114,753
Sprint Corp.                                                  11,232                 230,593
Telephone & Data Systems, Inc.                                 1,880                 124,832
                                                                                 -----------
                                                                                     470,178
                                                                                 -----------
TOTAL COMMON STOCKS (COST $67,499,143)                                            82,477,772
                                                                                 -----------
SHORT-TERM INVESTMENT (1.4%)
SSgA U.S. Government Money Market Fund, 5.18%(b)           1,175,757               1,175,757
                                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,175,757)                                     1,175,757
                                                                                 -----------
TOTAL INVESTMENTS (COST $ 68,674,900) 99.9%                                       83,653,529

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%                                            95,016
                                                                                 -----------
NET ASSETS 100.0%                                                                $83,748,545
                                                                                 ===========

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of July 31, 2007.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                             SHARES                 VALUE
                                                            --------             -----------
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR                        570             $    24,641
                                                                                 -----------
AIRLINES (0.3%)
Air France-KLM, ADR                                              730                  32,923
Ryanair Holdings PLC, Sponsored ADR(a)                         1,270                  52,692
                                                                                 -----------
                                                                                      85,615
                                                                                 -----------
AUTO COMPONENTS (0.2%)
Magna International, Inc., Class A                               580                  50,872
                                                                                 -----------
AUTOMOBILES (4.7%)
DaimlerChrysler AG                                             4,490                 407,468
Fiat S.p.A., Sponsored ADR                                     3,020                  89,120
Honda Motor Co. Ltd., Sponsored ADR                            6,690                 240,974
Nissan Motor Co. Ltd., Sponsored ADR                           4,330                  92,272
Toyota Motor Corp., Sponsored ADR                              6,010                 724,986
                                                                                 -----------
                                                                                   1,554,820
                                                                                 -----------
BEVERAGES (0.0%)
Cott Corp.(a)                                                    300                   3,693
                                                                                 -----------
CAPITAL MARKETS (4.1%)
Credit Suisse Group, Sponsored ADR                             5,310                 342,707
Deutsche Bank AG, Registered                                   2,350                 320,258
Invesco PLC, Sponsored ADR                                     1,750                  44,083
Nomura Holdings, Inc., ADR                                     8,100                 153,657
UBS AG, ADR                                                    9,090                 500,586
                                                                                 -----------
                                                                                   1,361,291
                                                                                 -----------
CHEMICALS (2.7%)
Agrium, Inc.                                                     590                  24,733
Akzo Nobel NV, Sponsored ADR                                   1,340                 109,826
BASF AG, Sponsored ADR                                         2,200                 284,790
Bayer AG, Sponsored ADR                                        3,360                 237,787
NOVA Chemicals Corp.                                             450                  17,172
Potash Corp. of Saskatchewan, Inc.                             1,350                 108,999
Sociedad Quimica y Minera de Chile SA, Sponsored ADR             110                  17,992
Syngenta AG, ADR                                               2,320                  87,441
                                                                                 -----------
                                                                                     888,740
                                                                                 -----------
COMMERCIAL BANKS (17.4%)
ABN AMRO Holding NV, Sponsored ADR                             8,160                 406,368
Allied Irish Banks PLC, Sponsored ADR                          2,160                 112,817
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR             15,020                 366,788
Banco Bradesco SA, Sponsored ADR                               4,320                 112,493
Banco de Chile, ADR                                              238                  11,886
Banco Itau Holding Financeira SA, ADR                          2,540                 116,180
Banco Santander Central Hispano SA, Sponsored ADR             25,970                 483,042
Banco Santander Chile SA, ADR                                    490                  23,363
Bank of Ireland, Sponsored ADR                                 1,320                  99,000
Bank of Montreal                                               2,420                 151,274
Bank of Nova Scotia                                            4,490                 208,875
Barclays PLC, Sponsored ADR                                    7,230                 404,808
Canadian Imperial Bank of Commerce                             1,670                 145,323
Grupo Financiero Galicia SA, ADR(a)                              200                   1,812
HSBC Holdings PLC, Sponsored ADR                              10,190                 949,300
Kookmin Bank, Sponsored ADR                                    1,520                 130,401
Lloyds TSB Group PLC, Sponsored ADR                            6,420                 290,441
Mitsubishi UFJ Financial Group, Inc., ADR                     40,870                 434,857
Mizuho Financial Group, Inc., ADR                             23,290                 328,389
National Bank of Greece SA, ADR                                6,910                  81,745
Royal Bank of Canada                                           5,680                 289,907
Shinhan Financial Group Co. Ltd., ADR                            770                 104,574
The Toronto - Dominion Bank                                    3,260                 209,031
Unibanco-Unico de Bancos Brasileiros SA, ADR                     520                  60,653
Westpac Banking Corp., Sponsored ADR                           1,800                 198,990
                                                                                 -----------
                                                                                   5,722,317
                                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Adecco SA, ADR                                                 1,860                  34,317
Corporate Express, Sponsored ADR                                 580                   7,975
                                                                                 -----------
                                                                                      42,292
                                                                                 -----------
COMMUNICATIONS EQUIPMENT (2.9%)
Alcatel SA, Sponsored ADR                                      9,500                 110,200
Nokia Oyj, Sponsored ADR                                      16,710                 478,574
Research in Motion Ltd.(a)                                       670                 143,380
Telefonektiebolaget LM Ericsson, Sponsored ADR                 6,360                 237,928
                                                                                 -----------
                                                                                     970,082
                                                                                 -----------
COMPUTERS & PERIPHERALS (0.1%)
NEC Corp., Sponsored ADR                                       6,280                  30,584
                                                                                 -----------
CONSTRUCTION MATERIALS (1.2%)
Cemex SA de CV, Sponsored ADR                                  2,870                  92,816
CRH PLC, Sponsored ADR                                         2,340                 104,996
Hanson PLC, Sponsored ADR                                        640                  70,701
Lafarge SA, Sponsored ADR                                      2,970                 125,690
                                                                                 -----------
                                                                                     394,203
                                                                                 -----------
CONSUMER FINANCE (0.3%)
Orix Corp., Sponsored ADR                                        880                 106,410
                                                                                 -----------
CONTAINERS & PACKAGING (0.1%)
Rexam PLC, Sponsored ADR                                         720                  36,871
                                                                                 -----------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
ING Groep NV, Sponsored ADR                                    9,750                 411,255
                                                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.0%)
BCE, Inc.                                                      3,576                 135,310
Brasil Telecom Participacoes SA, ADR                             240                  15,876
BT Group PLC, Sponsored ADR                                    3,820                 242,876
Chunghwa Telecom Co. Ltd., ADR                                 2,168                  35,947
Compania de Telecomunicaciones de Chile SA, Sponsored ADR        590                   5,522
France Telecom SA, Sponsored ADR                               7,670                 208,394
Hellenic Telecommunications Organization SA, ADR               2,350                  35,344
Koninklijke Royal KPN NV, Sponsored ADR                        7,990                 123,765
Nippon Telegraph & Telephone Corp., ADR                        8,930                 192,620
Nortel Networks Corp.(a)                                       1,858                  40,207

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                             SHARES                 VALUE
                                                            --------             -----------
COMMON STOCKS -- CONTINUED
DIVERSIFIED TELECOMMUNICATION SERVICES -- CONTINUED
Portugal Telecom SGPS SA, Sponsored ADR                        4,390             $    61,460
Swisscom AG, Sponsored ADR                                     1,490                  50,362
Tele Norte Leste Participacoes SA, ADR                         1,080                  22,929
Telecom Corp. of New Zealand Ltd., Sponsored ADR                 730                  20,228
Telecom Italia S.p.A., Sponsored ADR                           4,680                 124,956
Telefonica SA, Sponsored ADR                                   7,220                 507,061
Telefonos de Mexico SA de CV, Sponsored ADR                    1,460                  49,888
Telus Corp. ADR                                                1,590                  86,973
                                                                                 -----------
                                                                                   1,959,718
                                                                                 -----------
ELECTRIC UTILITIES (2.8%)
Companhia Energetica de Minas Gervais, Sponsored ADR           1,380                  28,110
E.ON AG, Sponsored ADR                                         8,990                 470,447
Endesa, S.A., Sponsored ADR                                    3,530                 190,620
Enel S.p.A., Sponsored ADR                                     4,040                 207,858
Enersis SA, Sponsored ADR                                      1,140                  20,201
                                                                                 -----------
                                                                                     917,236
                                                                                 -----------
ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR                                        9,510                 228,906
                                                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Celestica, Inc.(a)                                               670                   3,960
Hitachi Ltd., Sponsored ADR                                    1,510                 107,361
Kyocera Corp., Sponsored ADR                                     900                  86,490
TDK Corp., ADR                                                   710                  60,364
                                                                                 -----------
                                                                                     258,175
                                                                                 -----------
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, ADR                                                  990                  47,688
                                                                                 -----------
FOOD & STAPLES RETAILING (0.3%)
Distribucion y Servicio D&S SA, ADR                              300                   9,555
Koninklijke Ahold NV, Sponsored ADR(a)                         6,460                  81,784
                                                                                 -----------
                                                                                      91,339
                                                                                 -----------
FOOD PRODUCTS (1.6%)
Cadbury Schweppes PLC, Sponsored ADR                           2,460                 122,336
Unilever NV, NY Shares                                         7,620                 230,581
Unilever PLC, Sponsored ADR                                    5,684                 177,284
                                                                                 -----------
                                                                                     530,201
                                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                              1,050                  62,758
                                                                                 -----------
HEALTH CARE PROVIDERS & SERVICES (0.1%)
Fresenius Medical Care AG & Co., ADR                           1,000                  47,100
                                                                                 -----------
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR                         1,271                  29,068
                                                                                 -----------
HOUSEHOLD DURABLES (1.8%)
Koninklijke Royal Philips Electronics NV, NY Shares            5,030                 203,212
Matsushita Electric Industial Co. Ltd., Sponsored ADR          8,370                 152,753
Sony Corp., Sponsored ADR                                      4,370                 230,474
Thomson, Sponsored ADR                                         1,130                  18,509
                                                                                 -----------
                                                                                     604,948
                                                                                 -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Companhia Paranaense de Energia-Copel, Sponsored ADR             330                   5,412
Empresa Nacional de Electricidad SA, Sponsored ADR               640                  28,064
                                                                                 -----------
                                                                                      33,476
                                                                                 -----------
INDUSTRIAL CONGLOMERATES (1.5%)
Siemens AG, Sponsored ADR                                      3,860                 488,792
Tomkins PLC, Sponsored ADR                                       830                  15,147
                                                                                 -----------
                                                                                     503,939
                                                                                 -----------
INSURANCE (4.1%)
Aegon NV, NY Registered Shares                                 5,160                  93,293
Allianz AG, ADR                                               18,840                 399,408
Axa, ADR                                                       8,010                 313,671
Manulife Financial Corp.                                       6,910                 252,491
Prudential PLC, ADR                                            5,300                 153,435
Sun Life Financial, Inc.                                       2,820                 134,345
                                                                                 -----------
                                                                                   1,346,643
                                                                                 -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings Corp., ADR                                   2,430                 105,340
                                                                                 -----------
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
MDS, Inc.                                                        850                  16,226
                                                                                 -----------
MACHINERY (0.2%)
Kubota Corp., Sponsored ADR                                      930                  38,800
Metso Corp., Sponsored ADR                                       600                  38,268
                                                                                 -----------
                                                                                      77,068
                                                                                 -----------
MEDIA (1.9%)
British Sky Broadcasting Group PLC, Sponsored ADR              1,440                  77,486
Grupo Televisa SA, Sponsored ADR                               1,490                  37,623
Pearson PLC, Sponsored ADR                                     3,260                  52,127
Publicis Groupe, ADR                                             820                  34,686
Reed Elsevier NV, Sponsored ADR                                1,920                  70,560
Reed Elsevier PLC, Sponsored ADR                               1,650                  81,461
Reuters Group PLC, Sponsored ADR                                 950                  71,250
Shaw Communications, Inc., Class B                               990                  47,055
The Thompson Corp.                                             1,340                  55,757
WPP Group PLC, Sponsored ADR                                   1,280                  91,584
                                                                                 -----------
                                                                                     619,589
                                                                                 -----------
METALS & MINING (7.8%)
Agnico-Eagle Mines Ltd.                                          620                  26,375
Alcan, Inc.                                                    1,580                 153,892
Alumina Ltd., Sponsored ADR                                    1,070                  26,664
Anglo American PLC, Unsponsored ADR                           11,327                 332,206
Barrick Gold Corp.                                             3,790                 124,691
BHP Billiton Ltd., Sponsored ADR                               7,120                 454,114
BHP Billiton PLC, ADR                                          4,910                 291,163
Cameco Corp.                                                   1,510                  61,578
Companhia Siderurgica Nacional SA, Sponsored ADR                 650                  37,479
Companhia Vale do Rio Doce, ADR                                3,130                 153,401
Compania Vale do Rio Doce, Sponsored ADR                       3,900                 165,087
Fording Canadian Coal Trust                                      520                  17,217
Gerdau SA, Sponsored ADR                                       1,235                  31,208

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                             SHARES                 VALUE
                                                            --------             -----------
COMMON STOCKS -- CONTINUED
METALS & MINING -- CONTINUED
Goldcorp, Inc.                                                 2,997             $    76,154
Kinross Gold Corp.(a)                                          2,130                  27,647
Lundin Mining Corp.(a)                                         1,260                  16,456
POSCO, ADR                                                     1,330                 189,459
Rio Tinto PLC, Sponsored ADR                                   1,076                 311,093
Teck Comino Ltd., Class B                                      1,770                  78,588
Yamana Gold, Inc.                                                880                   9,742
                                                                                 -----------
                                                                                   2,584,214
                                                                                 -----------
MULTI-UTILITIES (2.0%)
National Grid PLC, Sponsored ADR                               2,720                 193,338
Suez SA, ADR                                                   5,640                 296,664
Transalta Corp., ADR                                           1,080                  30,920
Veoilia Environnement, ADR                                     1,710                 127,104
                                                                                 -----------
                                                                                     648,026
                                                                                 -----------
OFFICE ELECTRONICS (0.9%)
Canon, Inc., Sponsored ADR                                     5,520                 293,002
                                                                                 -----------
OIL, GAS & CONSUMABLE FUELS (16.3%)
BG Group PLC, Sponsored ADR                                    3,140                 254,811
BP PLC, Sponsored ADR                                         13,830                 959,802
Canadian Natural Resources Ltd.                                2,350                 160,763
CNOOC Ltd., ADR                                                  790                  93,694
Enbridge, Inc.                                                 1,960                  69,384
EnCana Corp.                                                   3,320                 202,454
Enerplus Resources Fund                                          540                  23,668
ENI S.p.A., Sponsored ADR                                      5,510                 384,378
Imperial Oil Ltd.                                              1,210                  56,713
Nexen, Inc.                                                    2,200                  68,464
Norsk Hydro ASA, Sponsored ADR                                 3,080                 118,826
Penn West Energy Trust                                         1,010                  31,401
Petro-Canada                                                   2,200                 120,120
Petrobras Energia Paticipaciones SA, Sponsored ADR(a)            350                   3,846
PetroChina Co., Ltd., ADR                                        850                 125,171
Petroleo Brasileiro SA, ADR                                    3,370                 188,214
Repsol YPF SA, Sponsored ADR                                   4,070                 153,154
Royal Dutch Shell PLC, ADR                                     8,100                 628,479
Royal Dutch Shell PLC, ADR                                     5,760                 456,653
Santos Ltd., Sponsored ADR                                       690                  31,188
Statoil ASA, Sponsored ADR                                     2,720                  80,512
Suncor Energy, Inc.                                            2,060                 186,368
Talisman Energy, Inc.                                          3,870                  70,860
Total SA, Sponsored ADR                                       10,370                 815,186
TransCanada Corp.                                              2,600                  94,120
                                                                                 -----------
                                                                                   5,378,229
                                                                                 -----------
PAPER & FOREST PRODUCTS (0.3%)
Aracruz Celulose SA, Sponsored ADR                               270                  17,069
Stora Enso Oyj, Sponsored ADR                                  2,290                  39,228
UPM-Kymmene Oyj, Sponsored ADR                                 2,320                  51,458
                                                                                 -----------
                                                                                     107,755
                                                                                 -----------
PHARMACEUTICALS (5.5%)
AstraZeneca PLC, Sponsored ADR                                 6,720                 348,298
Biovail Corp.                                                    770                  14,699
Elan Corp. PLC, Sponsored ADR(a)                               2,020                  37,835
GlaxoSmithKline PLC, ADR                                      12,580                 642,586
Novartis AG, ADR                                              12,320                 664,664
NovoNordisk A/S, Sponsored ADR                                   980                 102,812
                                                                                 -----------
                                                                                   1,810,894
                                                                                 -----------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Brookfield Asset Management, Inc., Class A                     2,452                  86,163
                                                                                 -----------
ROAD & RAIL (0.5%)
Canadian National Railway Co.                                  2,270                 118,335
Canadian Pacific Railway Ltd.                                    760                  56,187
                                                                                 -----------
                                                                                     174,522
                                                                                 -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
ADVANTEST Corp., ADR                                             885                  34,409
ARM Holdings PLC, Sponsored ADR                                1,340                  11,926
ASML Holding NV, NY Registered Shares(a)                       2,110                  62,371
Infineon Technologies AG, ADR(a)                               3,010                  49,274
STMicroelectronics NV, NY Shares                               2,640                  45,302
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR    20,703                 210,137
United Microelectronics Corp., ADR                            10,991                  35,500
                                                                                 -----------
                                                                                     448,919
                                                                                 -----------
SOFTWARE (0.8%)
Cognos, Inc.(a)                                                  500                  20,060
Dassault Systemes SA, ADR                                        380                  22,861
SAP AG, ADR                                                    3,910                 210,827
                                                                                 -----------
                                                                                     253,748
                                                                                 -----------
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Luxottica Group S.p.A., Sponsored ADR                            890                  32,076
                                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Mitsui & Co. Ltd., Sponsored ADR                                 351                 166,585
Wolseley PLC, ADR                                              2,820                  62,350
                                                                                 -----------
                                                                                     228,935
                                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES (4.3%)
America Movil SA, ADR, Series L                                3,630                 217,364
China Mobile Ltd., Sponsored ADR                               4,420                 253,664
NTT DoCoMo, Inc., Sponsored ADR                                6,720                  92,803
Rogers Communications, Inc., Class B                           2,380                 107,790
SK Telecom Co. Ltd., ADR                                       1,770                  49,808

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                             SHARES                 VALUE
                                                            --------             -----------
COMMON STOCKS -- CONTINUED
WIRELESS TELECOMMUNICATION SERVICES -- CONTINUED
Vodafone Group PLC, Sponsored ADR                             22,713             $   689,340
                                                                                 -----------
                                                                                   1,410,769
                                                                                 -----------
TOTAL COMMON STOCKS (COST $27,555,393)                                            32,620,356
                                                                                 -----------
SHORT-TERM INVESTMENT (0.8%)
SSgA U.S. Government Money Market Fund, 5.18%(b)             261,227                 261,227
                                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS (COST $261,227)                                         261,227
                                                                                 -----------
TOTAL INVESTMENTS (COST $ 27,816,620) 99.8%                                       32,881,583
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                                            50,119
                                                                                 -----------
NET ASSETS 100.0%                                                                $32,931,702
                                                                                 ===========

(a)  Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of July 31, 2007. ADR American Depositary Receipt
PLC  Public Limited Co.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                             AMOUNT                  VALUE
                                                                                           ----------             ------------
CORPORATE BONDS (27.4%)
ASSET BACKED MORTGAGES (1.8%)
American Business Financial Services Mortgage Loan Trust, 6.99%, 12/25/31                  $  378,770             $    383,405
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35                                         1,000,000                  981,369
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36                                         500,000                  501,425
                                                                                                                  ------------
                                                                                                                     1,866,199
                                                                                                                  ------------
AUTO MANUFACTURERS (0.5%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                                               500,000                  515,473
                                                                                                                  ------------
BROKERAGE SERVICES (0.7%)
Jeffries Group, Inc., 7.75%, 3/15/12                                                          715,000                  765,442
                                                                                                                  ------------
CAPITAL MARKETS (2.6%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                                                       500,000                  478,335
Goldman Sachs Group, Inc., 4.75%, 7/15/13                                                     500,000                  472,174
Lehman Brothers Holdings, Inc., 3.86%, 11/1/14 (a)                                            500,000                  435,585
Lehman Brothers Holdings, Inc., 3.86%, 2/9/17 (a)                                           1,000,000                  833,910
Merrill Lynch & Co., 4.17%, 2/10/11 (a)                                                       550,000                  507,688
                                                                                                                  ------------
                                                                                                                     2,727,692
                                                                                                                  ------------
COMMERCIAL BANKS (5.3%)
Bank of America Corp., 7.23%, 8/15/12                                                         500,000                  536,979
Bank of America Corp., 4.88%, 9/15/12                                                         500,000                  484,080
Bank One Capital III, 8.75%, 9/1/30                                                           500,000                  621,159
Bank One Corp., 5.25%, 1/30/13                                                                500,000                  492,284
Chase Manhattan Corp., 7.00%, 11/15/09                                                      1,006,000                1,041,765
Hudson United Bank, 7.00%, 5/15/12                                                            681,000                  720,106
Southtrust Bank NA, 7.69%, 5/15/25                                                          1,000,000                1,173,870
Wells Fargo & Co., 4.95%, 10/16/13                                                            500,000                  482,011
                                                                                                                  ------------
                                                                                                                     5,552,254
                                                                                                                  ------------
CONSULTING SERVICES (1.0%)
Science Applications International Corp., 7.13%, 7/1/32                                     1,000,000                1,063,885
                                                                                                                  ------------
CONSUMER STAPLES (0.5%)
Safeway, Inc., 4.95%, 8/16/10                                                                 500,000                  494,388
                                                                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (0.4%)
Citigroup, Inc., 4.88%, 5/7/15                                                                500,000                  464,871
                                                                                                                  ------------
FINANCIAL SERVICES (2.2%)
Boeing Capital Corp., 5.80%, 1/15/13                                                          500,000                  513,640
Countrywide Home Loan, Inc., 4.00%, 3/22/11                                                   500,000                  462,376
SLM Corp., 3.77%, 3/2/09 (a)                                                                  500,000                  472,085
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                                             500,000                  412,269
Toyota Motor Credit Corp., 4.82%, 2/5/16 (a)                                                  500,000                  470,655
                                                                                                                  ------------
                                                                                                                     2,331,025
                                                                                                                  ------------
FORESTRY (0.6%)
Louisiana Pacific Corp., 8.88%, 8/15/10                                                       125,000                  134,782
Weyerhaeuser Co., 5.95%, 11/1/08                                                              500,000                  503,239
                                                                                                                  ------------
                                                                                                                       638,021
                                                                                                                  ------------
INSURANCE (1.4%)
Allstate Corp., 5.00%, 8/15/14                                                                500,000                  481,924
GE Global Insurance Holding Corp., 6.45%, 3/1/19                                            1,000,000                1,037,320
                                                                                                                  ------------
                                                                                                                     1,519,244
                                                                                                                  ------------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (3.9%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35                                           1,000,000                  962,721
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33 (a)                                 1,507,133                1,464,426
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37                                      1,719,000                1,645,246
                                                                                                                  ------------
                                                                                                                     4,072,393
                                                                                                                  ------------
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (2.6%)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11,
  Callable 6/15/07 @ 100 (b)                                                                   83,000                   82,576
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12,
  Callable 6/15/07 @ 100 (b)                                                                   57,000                   56,709

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                             AMOUNT                   VALUE
                                                                                           ----------             ------------
CORPORATE BONDS -- CONTINUED
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS -- CONTINUED
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12,
  Callable 6/15/07 @ 100 (b)                                                                 $ 89,000             $     88,923
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14,
  Callable 6/15/07 @ 100 (b)                                                                   73,000                   73,025
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15,
  Callable 6/15/07 @ 100 (b)                                                                  106,000                  106,065
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15,
  Callable 6/15/07 @ 100 (b)                                                                   63,000                   63,055
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16,
  Callable 6/15/07 @ 100 (b)                                                                   90,000                   90,102
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16,
  Callable 6/15/07 @ 100 (b)                                                                   63,000                   62,677
Bear Stearns Alt-A Trust, 6.48%, 7/25/36                                                       13,028                   13,204
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 7/21/07
  @ 100 (b)                                                                                   152,000                  152,088
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 7/12//07
  @ 100 (b)                                                                                   101,000                  101,084
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 7/12/07
  @ 100 (b)                                                                                   203,000                  203,269
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 7/12/07
  @ 100 (b)                                                                                   212,000                  210,932
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 7/12/07
  @ 100 (b)                                                                                    46,000                   45,768
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 7/12/07
  @ 100 (b)                                                                                    86,000                   85,567
City View Christian Fellowship, 7.20%, 9/15/15, Callable 6/15/07 @ 100(b)                      57,000                   57,054
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 7/12/07 @ 100 (b)                        29,000                   28,585
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 7/12/07 @ 100 (b)                        71,000                   69,943
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 7/12/07 @ 100 (b)                        74,000                   73,240
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 7/12/07 @ 100 (b)                        87,000                   87,097
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 7/12/07 @ 100 (b)                        90,000                   89,543
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 7/12/07 @ 100 (b)                        23,000                   22,883
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 7/12/07 @ 100 (b)                       121,000                  120,385
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11 (b)                          44,000                   43,775
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17 (b)                         111,000                  110,431
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18 (b)                          147,000                  146,246
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18 (b)                         152,000                  151,220
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19 (b)                          158,000                  157,190
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19 (b)                         165,000                  164,154
                                                                                                                  ------------
                                                                                                                     2,756,790
                                                                                                                  ------------
OIL & GAS - INTEGRATED (0.5%)
Phillips Petroleum Co., 6.65%, 7/15/18                                                        500,000                  522,931
                                                                                                                  ------------
PHARMACEUTICALS (0.5%)
Eli Lilly & Co., 6.00%, 3/15/12                                                               500,000                  517,310
                                                                                                                  ------------
RETAIL (0.5%)
AutoZone, Inc., 4.75%, 11/15/10                                                               500,000                  488,405
                                                                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Applied Materials, Inc., 7.13%, 10/15/17                                                      500,000                  538,809
                                                                                                                  ------------
TRANSPORTATION (0.5%)
Union Pacific Corp., 3.63%, 6/1/10                                                            500,000                  479,223
                                                                                                                  ------------
UTILITIES-ELECTRIC & GAS (0.5%)
Duke Energy Corp., 6.25%, 1/15/12                                                             500,000                  513,576
                                                                                                                  ------------
UTILITIES-TELECOMMUNICATIONS (0.9%)
BellSouth Corp., 6.00%, 11/15/34                                                              500,000                  467,833

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                             AMOUNT                  VALUE
                                                                                           ----------             ------------
CORPORATE BONDS -- CONTINUED
UTILITIES-TELECOMMUNICATIONS -- CONTINUED
Verizon New England, Inc., 4.75%, 10/1/13                                                  $  500,000             $    466,356
                                                                                                                  ------------
                                                                                                                       934,189
                                                                                                                  ------------
TOTAL CORPORATE BONDS (Cost $29,920,218)                                                                            28,762,120
                                                                                                                  ------------
MEDIUM TERM NOTES (3.8%)
Assemblies of God Loan Fund, Series D, 6.00%, 11/30/07 (b)                                  4,000,000                4,000,000
                                                                                                                  ------------
TOTAL MEDIUM TERM NOTES (Cost $4,000,000)                                                                            4,000,000
                                                                                                                  ------------
U.S. GOVERNMENT AGENCIES (18.1%)
FEDERAL FARM CREDIT BANK (2.8%)
  5.34%, 3/24/15, 3/24/08 @ 100                                                             3,000,000                2,942,871
                                                                                                                  ------------
FEDERAL HOME LOAN BANK (9.6%)
  3.50%, 10/15/08 - 7/15/11, Callable 7/15/07 @ 100                                         2,000,000                1,961,328
  4.00%, 12/30/10 (a)                                                                       1,000,000                1,000,524
  4.00%, 12/19/11, Callable 6/19/07 @ 100                                                   4,365,000                4,175,494
  4.50%, 9/30/08, Callable 6/30/07 @ 100                                                    2,000,000                1,987,518
  5.75%, 7/7/25, Callable 5/7/07 @ 100                                                      1,000,000                  967,646
                                                                                                                  ------------
                                                                                                                    10,092,510
                                                                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORP. (3.7%)
  4.00%, 5/28/08, Callable 5/28/07 @ 100                                                    2,000,000                1,989,322
  4.40%, 6/19/13, Callable 6/19/07 @ 100                                                    2,000,000                1,911,026
                                                                                                                  ------------
                                                                                                                     3,900,348
                                                                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (2.0%)
  4.00%, 8/20/10, Callable 5/25/07 @ 100                                                      238,000                  231,040
  4.50%, 5/28/15, Callable 5/28/07 @ 100                                                    2,000,000                1,886,376
                                                                                                                  ------------
                                                                                                                     2,117,416
                                                                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $19,368,648)                                                                   19,053,145
                                                                                                                  ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (31.5%)
FEDERAL HOME LOAN MORTGAGE CORP. (13.4%)
  4.55%, 1/1/35 (a)                                                                         1,439,032                1,426,285
  4.66%, 3/1/35 (a)                                                                         2,555,952                2,491,679
  5.00%, 5/15/25 - 8/15/35                                                                    887,941                  867,064
  5.20%, 8/1/35 (a)                                                                         1,973,295                1,937,418
  5.50%, 3/1/23 - 6/1/34                                                                    5,149,540                4,996,922
  5.75%, 8/15/31                                                                              622,457                  612,837
  6.00%, 9/1/34                                                                             1,662,454                1,655,149
                                                                                                                  ------------
                                                                                                                    13,987,354
                                                                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (16.5%)
  4.89%, 4/1/35 (a)                                                                         2,338,560                2,275,267
  5.00%, 10/1/24 - 1/1/35                                                                   6,441,889                6,057,270
  5.30%, 3/1/35 (a)                                                                           364,281                  356,568
  5.50%, 12/1/34 - 9/1/36                                                                   5,235,496                5,066,432
  6.00%, 9/1/36                                                                             1,957,957                1,940,120
  6.50%, 2/1/36                                                                             1,588,089                1,606,626
  6.98%, 7/1/34 (a)                                                                           129,618                  131,983
                                                                                                                  ------------
                                                                                                                    17,434,266
                                                                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.6%)
  5.50%, 8/20/10                                                                            1,681,809                1,658,599
                                                                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $34,045,440)                                         33,080,219
                                                                                                                  ------------
U.S. TREASURY OBLIGATIONS (15.4%)
U.S. TREASURY BOND (2.1%)
  6.00%, 2/15/26                                                                            2,000,000                2,234,688
                                                                                                                  ------------
U.S. TREASURY NOTES (13.3%)
  4.25%, 11/15/13                                                                           4,000,000                3,911,564
  4.50%, 2/15/09                                                                            3,000,000                2,993,907

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                             AMOUNT                  VALUE
                                                                                           ----------             ------------
U.S. TREASURY OBLIGATIONS -- CONTINUED
  4.63%, 11/15/16                                                                          $1,500,000             $  1,481,718
  4.75%, 2/15/10                                                                            3,000,000                3,013,827
  5.13%, 6/30/11                                                                            2,500,000                2,548,632
                                                                                                                  ------------
                                                                                                                    13,949,648
                                                                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,309,017)                                                                  16,184,336
                                                                                                                  ------------
SHORT-TERM INVESTMENT (2.7%)
SSgA U.S. Government Money Market Fund, 5.18% (a)                                           2,777,176                2,777,176
                                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,777,176)                                                                       2,777,176
                                                                                                                  ------------
TOTAL INVESTMENTS (COST $106,420,499) 98.9%                                                                        103,856,996
OTHER ASSETS IN EXCESS OF LIABILITIES 1.1%                                                                           1,198,487
                                                                                                                  ------------
NET ASSETS 100.0%                                                                                                 $105,055,483
                                                                                                                  ============

(a) Variable rate security. Rate shown represents the rate as of July 31, 2007.
(b) The Issuer has the option to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                     SHORT-TERM SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                              AMOUNT                 VALUE
                                                                            ----------            -----------
CORPORATE BONDS (31.5%)
CAPITAL MARKETS (4.4%)
Goldman Sachs Group, Inc., 4.13%, 1/15/08                                   $  500,000            $   496,934
Merrill Lynch & Co., 3.38%, 9/14/07                                            500,000                498,625
                                                                                                  -----------
                                                                                                      995,559
                                                                                                  -----------
COMPUTERS & PERIPHERALS (2.2%)
IBM Corp., 3.80%, 2/1/08                                                       500,000                496,172
                                                                                                  -----------
DIVERSIFIED FINANCIAL SERVICES (8.7%)
Bank of America Corp., 5.88%, 2/15/09                                          500,000                504,754
Caterpillar Financial Services Corp., 4.30%, 6/1/10                            500,000                489,251
CIT Group, Inc., 3.38%, 4/1/09                                                 500,000                481,901
General Electric Capital Corp., 3.50%, 5/1/08                                  500,000                493,697
                                                                                                  -----------
                                                                                                    1,969,603
                                                                                                  -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
Verizon Global Funding Corp., 4.00%, 1/15/08                                   425,000                422,342
                                                                                                  -----------
ELECTRIC UTILITIES (3.3%)
Union Electric Co., 6.75%, 5/1/08                                              750,000                755,773
                                                                                                  -----------
MACHINERY (3.3%)
John Deere Capital Corp., 3.75%, 1/13/09                                       750,000                734,908
                                                                                                  -----------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (3.3%)
Countrywide Home Loan, 5.63%, 7/15/09                                          750,000                747,189
                                                                                                  -----------
PHARMACEUTICALS (2.2%)
Abbott Laboratories, 3.50%, 2/17/09                                            500,000                486,884
                                                                                                  -----------
RETAIL (2.2%)
Wal - Mart Stores, 4.00%, 1/15/10                                              500,000                486,249
                                                                                                  -----------
TOTAL CORPORATE BONDS (Cost $7,108,726)                                                             7,094,679
                                                                                                  -----------
MEDIUM TERM NOTES (2.2%)
Assemblies of God Loan Fund, Series D, 6.00%, 11/30/07 (a)                     500,000                500,000
                                                                                                  -----------
TOTAL MEDIUM TERM NOTES (Cost $500,000)                                                               500,000
                                                                                                  -----------
U.S. GOVERNMENT AGENCIES (30.3%)
FEDERAL FARM CREDIT BANK (4.3%)
   3.30%, 3/17/09                                                            1,000,000                974,687
FEDERAL HOME LOAN BANK (17.3%)
   4.50%, 1/21/10                                                            2,500,000              2,467,070
   5.00%, 3/12/10                                                              750,000                750,498
   5.25%, 9/11/09                                                              700,000                704,304
                                                                                                  -----------
                                                                                                    3,921,872
                                                                                                  -----------
FEDERAL HOME LOAN MORTGAGE CORP. (8.7%)
   4.00%, 4/6/10                                                             2,000,000              1,949,562
                                                                                                  -----------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,832,510)                                                    6,846,121
                                                                                                  -----------
U.S. TREASURY OBLIGATIONS (33.3%)
U.S. TREASURY NOTES (8.8%)
   4.50%, 2/15/09                                                            2,000,000              1,995,938
   4.63%, 11/15/09                                                           2,000,000              2,002,344
   4.75%, 2/15/10                                                            1,500,000              1,506,914

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2007 (UNAUDITED)
                                                     SHORT-TERM SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                              AMOUNT                 VALUE
                                                                            ----------            -----------
U.S. TREASURY OBLIGATIONS -- CONTINUED
   4.88%, 5/15/09                                                           $2,000,000            $ 2,009,376
                                                                                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,487,399)                                                   7,514,572
                                                                                                  -----------
SHORT-TERM INVESTMENT (1.1%)
SSgA U.S. Government Money Market Fund, 5.18% (b)                              250,750                250,750
                                                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $250,750)                                                          250,750
                                                                                                  -----------
TOTAL INVESTMENTS (COST $22,179,385) 98.4%                                                         22,206,122
                                                                                                  -----------
OTHER ASSETS IN EXCESS OF LIABILITIES 1.6%                                                            350,586
                                                                                                  -----------
NET ASSETS 100.0%                                                                                 $22,556,708
                                                                                                  ===========

(a) The Issuer has the option to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(b) Variable rate security. Rate shown represents the rate as of July 31, 2007.

At July 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                               Net Unrealiged
                                                    Tax Unrealized          Tax Unrealized      Appreciation
Fund                                   Tax Cost        Appreciation         (Depreciation)     (Depreciation)
----------------------------         ------------------------------------------------------------------------
Multi-Manager Equity Fund            155,287,187       24,237,582            (5,448,630)         18,788,952
Domestic All-Cap Equity Fund          68,731,187       18,646,714            (3,724,372)         14,922,342
International Equity Fund             27,817,957        5,610,321              (546,695)          5,063,626
Select Bond Fund                     106,420,499          150,154            (2,713,657)         (2,563,503)
Short-Term Select Bond Fund           22,179,385           46,664               (19,927)             26,737

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
Steward Funds, Inc.
July 31, 2007
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

3) FUTURES:
When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, in either cash or liquid securities. Thereafter, the futures contract is marked to market, and the Fund makes (or receives) additional cash payments known as variation margin to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recorded.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3
    (c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STEWARD FUNDS, INC
            ---------------------------------

By  (Signature and Title)* /s/ Edward L. Jaroski
                           ----------------------------------
                           Edward Jaroski, President
Date  September 27, 2007
      -------------------------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Carla Homer
                          -----------------------------------------------
                          Carla Homer, Treasurer
Date  September 27, 2007
      -------------------------------------------------------------------

By (Signature and Title)* /s/ Edward L. Jaroski
                          -----------------------------------------------
                           Edward Jaroski, President
Date  September 27, 2007
      -------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.